KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

EACH A SERIES OF DUPREE MUTUAL FUNDS

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

April 25, 2025

Dear Shareholder:

We wish to provide you with some important information concerning your investment. You are receiving this Information Statement because you own shares of the Kentucky Tax-Free Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series, or North Carolina Tax-Free Short-to-Medium Series (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Dupree Mutual Funds (the “Trust”). The Board of Trustees (the “Board”) of the Trust, after careful consideration, has approved the reorganization (the “Reorganization”) of each Target Fund into a corresponding series of the Trust (each an “Acquiring Fund” and collectively the “Acquiring Funds”), as shown in the table below.

Target Fund (each a series of Dupree Mutual Funds)	Acquiring Fund (each a series of Dupree Mutual Funds)
Kentucky Tax-Free Short-to-Medium Series	Kentucky Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series	Tennessee Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series	North Carolina Tax-Free Income Series

The Target Funds and the Acquiring Funds are sometimes each referred to separately as a “Fund”, and together as the “Funds”. The Funds surviving the Reorganization, the Acquiring Funds, may be referred to herein collectively as the “Combined Funds,” individually, as the “Combined Kentucky Fund,” “Combined Tennessee Fund” and “Combined North Carolina Fund,” and separately as a “Combined Fund.” The Reorganization does not require your approval, and you are not being asked to vote. Below is a high-level description of the Reorganization. The attached Information Statement contains information about the Funds and provides details about the terms and conditions of the Reorganization. You should review the Information Statement carefully and retain it for future reference.

We anticipate that the Reorganization will result in larger Combined Funds that can achieve economies of scale resulting in portfolio management efficiencies, lower expenses, and improved performance.

After considering the performance of each Fund and the expenses associated with each Target Fund, the Funds’ adviser recommended to the Board that each Target Fund be reorganized into the corresponding Acquiring Fund. The Board

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concluded that the Reorganization is in the best interests of each of the Target Funds and their respective shareholders. In approving the Reorganization, the Board considered, among other things, the similarities between the Funds’ investment objectives and strategies, the fees and expenses of the Target Funds, Acquiring Funds, and the Combined Funds, the differences in historical performance between each Target Fund and corresponding Acquiring Fund, and the terms and conditions of the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Board also considered that it is not anticipated that the Reorganization will have any tax consequences for shareholders.

The Plan of Reorganization provides that each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund. In exchange for the transfer of these assets and liabilities, each Acquiring Fund will simultaneously issue shares to its corresponding Target Fund in an amount equal in value to the net asset value of the Target Fund’s shares as of the close of business on the business day preceding the foregoing transfers. These transfers are expected to occur on or about May 16, 2025 (the “Closing Date”). Immediately after the Reorganization, each Target Fund will make a liquidating distribution to its shareholders of the corresponding Acquiring Fund shares received, so that a holder of shares in the Target Fund at the Closing Date of the Reorganization will receive a number of shares of the Acquiring Fund with the same aggregate value as the shareholder had in the Target Fund immediately before the Reorganization.

Following the Reorganization, each Target Fund will cease operations as a separate series of the Trust. Shareholders of the Target Funds will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization.

NO ACTION ON YOUR PART IS REQUIRED TO AFFECT THE REORGANIZATION.

If you have questions, please contact the Funds at (859) 254-7741 or toll free (800) 866-0614.

Sincerely,

Allen E. Grimes, III, President

QUESTIONS AND ANSWERS

We recommend that you read the complete Information Statement. The following Questions and Answers provide an overview of the key features of the reorganization (the “Reorganization”) of the Kentucky Tax-Free Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series, and North Carolina Tax-Free Short-to-Medium Series (each a “Target Fund” and collectively the “Target Funds”), into the Kentucky Tax-Free Income Series, Tennessee Tax-Free Income Series, and North Carolina Tax-Free Income Series, respectively (each an “Acquiring Fund” and collectively the “Acquiring Funds”) and of the information contained in this Information Statement.

What is this document and why did we send it to you?

This is an Information Statement that provides you with information about a plan of reorganization between each Target Fund and its corresponding Acquiring Fund. Each Target Fund and Acquiring Fund are series of Dupree Mutual Funds (the “Trust”). Each Target Fund and Acquiring Fund are sometime referred to separately as a “Fund”, and together as the “Funds.” Each Target Fund and its corresponding Acquiring Fund pursue the same investment objectives and have similar investment strategies. When the Reorganization is completed, your shares of a Target Fund will be exchanged for shares of the corresponding Acquiring Fund, and the Target Fund will be terminated as a series of the Trust. Please refer to the Information Statement for a detailed explanation of the Reorganization, and a more complete description of the Acquiring Funds.

You are receiving this Information Statement because you own shares of the Target Fund as of April 25, 2025. The Reorganization does not require approval by you or by shareholders of any Target Fund or Acquiring Fund, and you are not being asked to vote.

How do the principal investment strategies and principal investment risks of the Funds differ?

Each Target Fund’s investment objective is identical to its corresponding Acquiring Fund. Each Fund seeks to provide a high and stable level of income exempt from federal and the relevant State’s personal income taxes derived from the State’s municipal securities without incurring undue risk to principal.

For each Fund’s portfolio, the adviser generally purchases municipal securities with maturities that provide the maximum amount of yield to shareholders without incurring undue risk to principal. This strategy generally results in the Acquiring Funds having a weighted average nominal maturity of greater than 10 years and the Target Funds having a weighted average nominal maturity of approximately 5-years. Because each Target Fund has a similar investment strategy compared to its corresponding Acquiring Fund, the primary risks associated with an investment in an

Acquiring Fund are substantially similar to those associated with an investment in the corresponding Target Fund.

How else do the Funds differ?

The Funds share the same fundamental investment restrictions, except that the Target Tennessee Fund and Target Kentucky Fund are each non-diversified funds, whereas the Acquiring Tennessee Fund and Acquiring Kentucky Fund are each diversified funds. That means the Target Tennessee Fund and Target Kentucky Fund invest a higher percentage of their assets in the securities of a limited number of issuers in the same or related economic sectors than can the Acquiring Tennessee Fund and Acquiring Kentucky Fund. As a result, the Target Tennessee Fund and Target Kentucky Fund may be more susceptible to a single economic, technological or regulatory occurrence and may experience greater volatility in performance and share price. Because they are diversified funds, the Acquiring Tennessee Fund and Acquiring Kentucky Fund are less susceptible to this risk. However, because the Acquiring Tennessee Fund and Acquiring Kentucky Fund cannot invest as high a percentage of their respective assets in the securities of a single issuer as can the Target Tennessee Fund and Target Kentucky Fund, they may not benefit to the same extent as the Target Tennessee Fund and Target Kentucky Fund from economic, technological, credit or regulatory occurrences that positively impact that issuer. The Target North Carolina Fund and Acquiring North Carolina Fund are each diversified series of the Trust. For more information about the Funds’ fundamental investment restrictions, see the section below entitled “Comparison of the Target Funds and the Acquiring Funds — Fundamental Investment Restrictions.”

Has the Board of Trustees approved the Reorganization?

Yes, the Board of Trustees of the Trust (the “Board”) has approved the Reorganization. After careful consideration, the Board, including all of the Trustees who are not “interested persons” of the Funds (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), determined that the Reorganization is in the best interests of each Target Fund’s shareholders and that each Target Fund’s existing shareholders’ interests will not be diluted as a result of the Reorganization.

Why is the Reorganization occurring?

The Board has determined that each Target Fund’s shareholders may benefit from an investment in the relevant Combined Fund in the following ways:

(i)

Shareholders of each Target Fund will be invested in an open-end fund with significantly more net assets, which is expected to result in future operating efficiencies. For example, certain fixed costs, such as audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Fund.

(ii)	Shareholders of the Target Kentucky Fund will benefit from a lower expense ratio as shareholders of the Acquiring Kentucky Fund.

(iii)

Shareholders of the Target Tennessee Fund and Target North Carolina Fund currently have the same net expense ratios as the corresponding Acquiring Tennessee Fund and Acquiring North Carolina Fund due to waivers and reimbursements from Dupree & Company (the “Adviser”), the investment adviser. The Adviser has informed the Board that it does not intend to continue the waivers and reimbursements in the Target Tennessee Fund and Target North Carolina Fund after June 30, 2025. As shareholders of the Combined Tennessee Fund and Combined North Carolina Fund, shareholders in the Target Tennessee Fund and Target North Carolina Fund, respectively, will not experience an increase in fees.

(iv)

Shareholders of the Target Tennessee Fund and Target Kentucky Fund will be invested in diversified Acquiring Funds with the same investment objectives and substantially similar investment strategies that are more diversified in terms of the number of portfolio holdings.

(v)	Each Acquiring Fund has outperformed its corresponding Target Fund over the ten-year period.

(vi)	The Acquiring Funds have a greater potential to gather additional assets and realize the benefits from increased economies of scale.

How will the Reorganization affect me as a shareholder?

Upon the completion of the Reorganization, Target Fund shareholders will become shareholders of the corresponding Acquiring Fund. With the Reorganization, all of the assets and the liabilities of each Target Fund will be combined with those of its corresponding Acquiring Fund. You will receive shares of the Acquiring Fund equal to the value of the shares you own of the Target Fund. An account will be created for each shareholder that will be credited with shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Target Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a shareholder) will depend on the relative net asset values per share of the Target Fund and its corresponding Acquiring Fund immediately prior to the Reorganization. Thus, although the aggregate net asset value in a shareholder’s account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Target Fund. No physical share certificates will be issued to shareholders. As a result of the Reorganization, a Target Fund shareholder will hold a smaller percentage of ownership in the Combined Fund than such shareholder held in the Target Fund prior to the Reorganization.

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Why is no shareholder action necessary?

Neither a vote of the shareholders of the Target Funds nor a vote of the shareholders of the Acquiring Funds is required to approve the Reorganization under applicable state law or under the Trust’s Agreement and Declaration of Trust. Under Rule 17a-8 of the 1940 Act, a vote of shareholders of the Target Funds is not required.

When will the Reorganization occur?

The Reorganization is expected to take effect on or about May 16, 2025 (Closing Date), or as soon as possible thereafter.

Who will pay for the Reorganization?

The costs of the Reorganization will be borne by Dupree & Company, Inc., the investment adviser to the Funds.

Will the Reorganization result in any federal tax liability to me?

The Reorganization is not expected to result in a tax consequence to any Target Fund shareholders.

Can I redeem my shares of a Target Fund before the Reorganization takes place?

Yes. You may redeem your shares at any time before the Reorganization takes place, as set forth in the Target Fund’s prospectus. If you choose to do so, your request will be treated as a normal exchange or redemption of shares. Shares that are held as of the Closing Date will be exchanged for shares of the applicable Acquiring Fund.

Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization.

Are there differences in gross and net expenses?

Yes. The Combined Kentucky Fund is expected to have a lower gross and net expense ratio than the Target Kentucky Fund. The estimated expense ratios do not adjust for the likely lowering of certain fixed costs, such as audit, legal, and compliance fees, which will be spread across a larger asset base and thereby lowering the total expense ratio borne by shareholders. Thus, expenses of the Acquiring Kentucky Fund will likely remain unchanged.

The Combined North Carolina Fund is expected to have the same gross and net expense ratio as the Target North Carolina Fund. The net expense ratio for the Acquiring North Carolina Fund will be the same as the Combined North Carolina Fund because the adviser plans to continue voluntarily capping the Fund’s expenses.

The Combined Tennessee Fund is expected to have the same gross and net expense ratio as the Target Tennessee Fund. The net expense ratio for the Acquiring Tennessee Fund will be the same as the Combined Tennessee Fund because the adviser plans to continue voluntarily capping the Fund’s expenses.

Whom do I contact for further information?

You can contact your financial adviser for further information. You may also contact the Funds toll-free at (800) 866-0614 or (859) 254-7741. You may also visit the Funds’ website at www.dupree-funds.com.

Important additional information about the Reorganization is set forth in the accompanying Information Statement. Please read it carefully.

INFORMATION STATEMENT FOR

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

EACH, A SERIES OF DUPREE MUTUAL FUNDS

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

PROSPECTUS FOR

KENTUCKY TAX-FREE INCOME SERIES

TENNESSEE TAX-FREE INCOME SERIES

NORTH CAROLINA TAX-FREE INCOME SERIES

EACH, A SERIES OF DUPREE MUTUAL FUNDS

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

Dated April 25, 2025

RELATING TO THE REORGANIZATION OF

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

WITH AND INTO KENTUCKY TAX-FREE INCOME SERIES,

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

WITH AND INTO TENNESSEE TAX-FREE INCOME SERIES, AND

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

WITH AND INTO NORTH CAROLINA TAX-FREE INCOME SERIES

EACH A SERIES OF DUPREE MUTUAL FUNDS

This Information Statement is furnished to you as a shareholder of Kentucky Tax-Free Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series, and/or North Carolina Tax-Free Short-to-Medium Series (each a “Target Fund” and collectively the “Target Funds”), each a series of Dupree Mutual Funds, a Kentucky business trust (the “Trust”). As provided in an Agreement and Plan of Reorganization (the “Plan of Reorganization”) approved by the Board of Trustees of the Trust, each Target Fund will be reorganized (the “Reorganization”) into a corresponding series of the Trust (each an “Acquiring Fund” and collectively the “Acquiring Funds”), as follows:

Target Fund (each a series of Dupree Mutual Funds)	Acquiring Fund (each a series of Dupree Mutual Funds)
Kentucky Tax-Free Short-to-Medium Series	Kentucky Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series	Tennessee Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series	North Carolina Tax-Free Income Series

The Target Funds and the Acquiring Funds are each referred to herein individually as a “Fund”, and together, the “Funds.” The Funds surviving the Reorganization, the Acquiring Funds, will be referred to individually as a “Combined Fund” (or as the “Combined Kentucky Fund,” “Combined Tennessee Fund,” and “Combined North Carolina Fund”) and collectively, the “Combined Funds.” For purposes of this Information Statement, the terms “shareholder,” “you” and “your” may refer to the shareholders of a Target Fund.

The Board of Trustees of the Trust (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of the Target Funds and their respective shareholders. Each Acquiring Fund pursues an investment objective identical to that of its corresponding Target Fund, and the investment strategies of the Funds are substantially similar. Please see “Summary—Investment Objectives and Principal Investment Strategies” below.

At the closing of the Reorganization, an Acquiring Fund will acquire substantially all of the assets and the liabilities of the corresponding Target Fund in exchange for shares of the Acquiring Fund. Immediately after receiving the Acquiring Fund shares, the Target Fund will distribute these shares to its shareholders in the liquidation of the Target Fund. Target Fund shareholders will receive shares of the corresponding Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares they held immediately prior to the Reorganization. After distributing these shares, the Target Fund will be terminated as a series of the Trust. As a result of the Reorganization, a shareholder of the Target Fund will receive shares of the corresponding Acquiring Fund equal to the value of such shareholder’s shares of the Target Fund.

This Information Statement sets forth concisely the information you should know about the Reorganization of the Target Funds and constitutes an offering of the shares of the Acquiring Funds issued in the Reorganization. Please read it carefully and retain it for future reference.

In addition, the following documents have been filed with the Securities and Exchange Commission (the “SEC”), and are incorporated herein by reference:

●	The Prospectuses and Statement of Additional Information (“SAI”) related to each Fund, dated November 1, 2024 (File Nos. 002-64233 and 811-02918);
●	Each Fund’s shareholder report and audited financial statements and additional information for the year ended June 30, 2024; and
●	An SAI related to this Information Statement/Prospectus, dated April 25, 2025 (File No. 333-285952).

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

The Funds’ Prospectus, Statement of Additional Information, each as supplemented, and their annual and semi-annual reports, are available upon request and without charge by writing to the Funds at P.O. Box 1149, Lexington, KY 40588-1149; by calling (859) 254-7741 or toll free (800) 866-0614; or by e-mailing a request to info@dupree-funds.com. They are also available, free of charge, at the Funds’ website at www.dupree-funds.com. information is also accessible via the EDGAR database on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

THIS INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT APRIL 25, 2025.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

SUMMARY

The following is a summary of certain information contained elsewhere in this Information Statement and is qualified in its entirety by references to the more complete information contained herein. Shareholders should read the entire Information Statement carefully.

The Trust, organized under the laws of the Commonwealth of Kentucky, is an open-end management investment company registered with the SEC. The Target Funds and Acquiring Funds are organized as separate series of the Trust. The investment objective of each Fund is to provide a high and stable level of income exempt from federal taxes and the relevant State’s taxes derived from the State’s municipal securities without incurring undue risk to principal. The Acquiring Funds typically have a weighted average nominal maturity of greater than 10 years, whereas municipal securities are purchased for the Target Funds to maintain a 2-7 year weighted average nominal maturity.

Dupree & Company, Inc. (the “Adviser”) is the investment adviser for the Funds and will serve as the investment adviser for the Combined Funds. Vincent Harrison is the lead portfolio manager for the Funds, and Mr. Harrison will continue to serve as portfolio manager of the Combined Funds following the Reorganization.

The Reorganization.

The Proposed Reorganization. The Board, including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), on behalf of each Target Fund and each Acquiring Fund, approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization provides for:

●	the transfer of substantially all of the assets and the liabilities of each Target Fund to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund;
●	the distribution of such Acquiring Fund’s shares to the Target Fund’s shareholders; and
●	the termination of the Target Funds as separate series of the Trust.

If the proposed Reorganization is completed, each Acquiring Fund will acquire substantially all of the assets and the liabilities of the corresponding Target Fund. As of April 25, 2025, the securities held by each Target Fund comply with the investment restrictions and guidelines of the corresponding Acquiring Fund. Shareholders of each Target Fund will receive shares of the corresponding Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the applicable Target Fund shares that the shareholders own immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because the Adviser believes that it is in the best interests of each Fund’s shareholders if a Target Fund is merged with its corresponding Acquiring Fund for the following reasons: (1) each Acquiring Fund has an identical investment objective and substantially similar investment strategies as its corresponding Target Fund; (2) each Acquiring Fund has had better performance than its corresponding Target Fund over the ten-year period; (3) the Adviser, the current adviser to the Target Funds, will continue to serve in that capacity for the Combined Funds; (4) each Combined Fund will have greater net assets that are expected to result in future operating efficiencies (e.g., certain fixed costs, such as audit fees and compliance expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of each Combined Fund); (5) shareholders of each Target Fund will have less exposure to diversification risk due to the Combined Funds holding more individual bond issues; (6) each Combined Fund will have the same or a lower net expense ratio than the corresponding Target Fund; and (7) the Reorganization is expected to be tax-free, whereas liquidating a Target Fund may create a taxable event.

In approving the Plan of Reorganization, the Board, on behalf of the Target Funds, including the Independent Trustees, determined that the Reorganization is in the best interests of each Target Fund and that the interests of existing shareholders of each Target Fund will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization. The Board considered the Reorganization at meetings held on October 22, 2024, and October 24, 2024, and approved the Reorganization at a meeting held on December 18, 2024.

In addition to the terms and conditions of the Agreement and Plan of Reorganization, the Board considered a variety of factors regarding the Reorganization including, but not limited to, the fact that:

●	The investment objectives of the Target Funds and Acquiring Funds are identical;

●	The principal investment strategies and risks of the Target Funds are substantially similar to the principal investment strategies and risks of the Acquiring Funds, except that:

○	The Target Kentucky Fund and Target Tennessee Fund are non-diversified, whereas the Acquiring Kentucky Fund and Acquiring Tennessee Fund are diversified.

○	Each Target Fund has a weighted average nominal maturity normally ranging from 2-7 years, whereas each Acquiring Fund has a weighted average nominal maturity normally greater than 10 years.

●	The same lead portfolio manager that currently manages each Fund will manage the Combined Funds following the closing of the Reorganization;

●

The historical performance of the Target Funds and the Acquiring Funds, and the fact that each Acquiring Fund has outperformed its corresponding Target Fund for the one-year, five-year, and ten-year periods ended June 30, 2024;

●	Each Acquiring Fund has the same management fee, or a lower management fee, than its corresponding Target Fund;

●	The Adviser to the Target Funds will continue to serve in that capacity for the Combined Funds;

●	The Reorganization is expected to result in the same or lower operating expenses for shareholders of the Target Funds;

●	Neither the Target Funds nor the Acquiring Funds impose any front-end sales loads, deferred sales charges or 12b-1 fees;

●	Each Combined Fund resulting from the Reorganization may achieve certain operating efficiencies in the future due to its larger net asset size;

●	The Reorganization is not expected to result in any tax consequence to shareholders;

●	All costs associated with the Target Funds’ participation in the proposed Reorganization are expected to be borne by the Adviser;

●	Each Target Fund’s shareholders will receive corresponding Acquiring Fund shares with the same aggregate net asset value as the Target Fund shares; and

●	Possible alternatives to the Reorganization, including the liquidation of the Target Funds.

The Board, including all of the Independent Trustees, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Target Fund, and the interests of the Target Fund shareholders will not be diluted as a result of the applicable Reorganization. The determinations on behalf of each Fund were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Each Target Fund and its corresponding Acquiring Fund have identical investment objectives and their principal investment strategies are substantially similar. The Funds share the same fundamental investment restrictions except that the Target Tennessee Fund and Target Kentucky Fund are each non-diversified, whereas the Acquiring Tennessee Fund and Acquiring Kentucky Fund are each diversified. For each Fund’s portfolio, the adviser generally purchases municipal securities with maturities that provide the maximum amount of yield to shareholders without incurring undue risk to principal. This strategy generally results in the Acquiring Funds having a weighted average nominal maturity of greater than 10 years, whereas municipal securities for each Target Fund are purchased to maintain a 2-7 year weighted average nominal maturity. Because each Target Fund has an investment strategy substantially similar to that of its corresponding Acquiring Fund, the primary risks associated with an investment in the Acquiring Fund are substantially similar to those associated with an investment in the corresponding Target Fund. However, because each Acquiring Fund has a longer weighted average nominal than its corresponding Target Fund, the Acquiring Fund has greater exposure to interest rate risk because portfolios with longer average maturities are more sensitive to changes in interest rates.

Neither a vote of the shareholders of the Target Funds nor a vote of the shareholders of the Acquiring Funds are required to approve the Reorganization under applicable state law or under the Trust’s Declaration of Trust.

In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of a Target Fund is not required if as a result of the Reorganization: (i) there is no policy of the Target Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities that is materially different from a policy of the corresponding Acquiring Fund; (ii) the Acquiring Fund’s advisory agreement is not materially different from that of the Target Fund; (iii) the Independent Trustees of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Trustees of the Board overseeing the corresponding Acquiring Fund; and (iv) after the Reorganization, the Acquiring Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization of each Target Fund into its corresponding Acquiring Fund meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act.

Investment Objectives and Principal Investment Strategies

The Funds have identical investment objectives and substantially similar investment strategies. Each Combined Fund’s investment objective and principal investment strategies will be those of the relevant Acquiring Fund. See “Comparison of the Target Fund and the Acquiring Fund — Comparison of Investment Objectives and Principal Investment Strategies” below.

Each Fund has an investment objective of realizing a high level of tax-exempt income without incurring undue risk to principal by investing in state specific municipal securities. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of issuance. In conformity with regulations adopted by the SEC, each single state tax-exempt municipal bond Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be tax-exempt or (2) the Fund will have at least 80% of its net assets invested in tax-exempt securities. In addition, under normal market conditions, at least 80% of the value of each Fund’s assets will be invested in municipal securities of the state identified in the name of the Fund. The investment policies may not be changed without approval of the holders of a majority of the outstanding voting securities of each Fund.

Yield on municipal securities is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of a Fund’s shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall.

Each Fund has a fundamental policy of investing at least 80% of the value of its assets in securities meeting the following quality standards:

A)	Bonds rated at the time of purchase within the four highest grades assigned by U.S. NRSROs.

B)

Notes rated at the time of purchase within the three highest grades assigned by U.S. NRSROs; and bonds and notes not rated by a recognized rating agency within the grades specified above but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds or notes secured by United States Treasury Bills or Notes).

C)

No more than 20% of the value of a Fund’s total assets will be invested in securities which are not rated. The Trust will not purchase securities which in the opinion of the Adviser would not have been rated in one of the grades specified above. In addition, the Adviser will make its own evaluation of each security it selects for each portfolio and will continue to evaluate each portfolio security so long as the Fund holds it.

As an additional matter of fundamental policy, except as indicated below, the only securities the Adviser will purchase for the Funds are those producing income exempt from both federal and state income taxes in the states where the securities were originally issued, though ad valorem taxes (a tax based on the assessed value of the security) may be due in some states. The IRS may audit issuers of municipal bonds and, in some cases, may determine that the interest paid on certain municipal bonds that were originally issued as tax-exempt bonds is not excludable from adjusted gross income. The Adviser does not purchase securities subject to the alternative minimum tax (AMT) for any of the Funds.

The only exception to the policies previously described is that the Adviser may temporarily invest up to 50% of the value of a Fund’s total assets in certain taxable obligations when, in the judgment of our investment adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. The Funds also reserve the right to hold such cash reserves as the investment adviser deems necessary for temporary defensive purposes.

The taxable obligations and cash equivalents in which a Fund may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit; banker’s acceptances and other short-term debt obligations of United States and Canadian banks with total assets of at least $1 billion; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody’s; and repurchase agreements relating to an underlying security in which a Fund is authorized to invest. When investing in taxable obligations and cash equivalents on a short-term basis, the Funds’ may not realize their investment objective of producing income exempt from both federal and state income taxes.

Each Fund generally purchases municipal securities with maturities that provide the maximum amount of yield to shareholders without incurring undue risk to principal. This strategy generally results in the Acquiring Funds having a weighted average nominal maturity of greater than 10 years. For the Target Funds, the Adviser typically purchases municipal securities to maintain approximately a 5-year weighted average nominal maturity. Though the adviser typically employs a buy and hold strategy for the Funds, bonds are sometimes called by the issuer or sold prior to maturity.

The Target Tennessee Fund and the Target Kentucky Fund are non-diversified, which means each Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in a Fund’s performance and share price. The Target North Carolina Fund and the Acquiring Funds are each diversified.

Principal Investment Risks

Because of their similar investment strategies, the primary risks associated with an investment in the Acquiring Funds are substantially similar to those associated with an investment in the Target Funds. The following risks apply to each Fund’s direct and indirect investments, unless otherwise noted.

Credit Risk. A principal risk of investing in each Fund is the possibility of default on the municipal securities, even though the securities are investment grade; and

possible loss of money. Each Fund is relying on the ability of the issuer to make interest payments and repay principal when due. This subjects each Fund to credit risk because a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near-to mid-term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issuers.

Insurance Risk. A number of the securities held in each Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in a Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. Each Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or a Fund’s share price or distributions, and shares of each Fund are not insured.

State-Specific Concentration Risk. Investment in a Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of each Fund. Since each Fund invests in State specific municipal securities, economic, regulatory and political events in the relevant State are likely to directly affect the Fund’s investments and its performance.

Municipal Securities Risk. The value of municipal securities in which each Fund invests may be affected by economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of a Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. Each Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Issuer Cybersecurity Risk. Municipalities issuing securities in which the Funds invests, counterparties with which Funds engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Funds and their shareholders could be negatively impacted as a result.

Interest Rate Risk. Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect each Fund’s share price and total return to fluctuate.

Prepayment or Call Risk. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, a Fund may have to replace it with a lower-yielding security. Each Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower a Fund’s income and yield and its distributions to shareholders.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the market values of municipal securities held by the Funds may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, each Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of our shares will fluctuate.

Yield Risk. The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues with shorter maturities and/or higher credit quality pay lower yields than issues with longer maturities and/or lower credit quality.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which increases the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Taxability Risk. The Funds’ investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Non-Diversification Risk (Target Tennessee Fund and Target Kentucky Fund). Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Fund’s performance and share price.

Management Risk. The Funds also are subject to management risk because they are actively managed investment portfolio. The Funds’ investment adviser will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. Each Fund’s total return may vary considerably from one year to the next. There is no assurance that each Fund’s investment objective will be achieved.

Fees and Expenses

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Target Fund with its corresponding Acquiring Fund. The pro forma columns show expenses of the Combined Funds as if the Reorganization had occurred on the last day of each Fund’s fiscal year ended June 30, 2024. The same management fee schedule applies to both the Target Funds and the Acquiring Funds, and the table below sets forth the management fee paid by each Fund. The Other Expenses for the Target Funds are higher than those of the Acquiring Funds due to their small size, which limits their ability to achieve economies of scale. Overall, the total gross operating expense ratios for each Target Fund is higher than that of its corresponding Acquiring Fund, based on projected combined assets.

The Annual Fund Operating Expenses table and Example tables shown below are based on actual expenses incurred during each Fund’s fiscal year ended June 30, 2024. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Kentucky Tax-Free Short-to-Medium Series (Target Fund) vs. Kentucky Tax-Free Income Series (Acquiring Fund)

Shareholder Fees (fees paid directly from your investment):

	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Maximum Sales Charge (Load) Imposed on Purchases	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	NONE	NONE
Maximum Sales Charge (Load)	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE
Redemption Fee if by Wire Transfer	$15	$15	$15
Exchange Fee	NONE	NONE	NONE
Maximum Account Fee	NONE	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fees	0.50%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.31%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.81%*	0.62%	0.62%

*For the most recent fiscal year ended June 30, 2024, the total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

North Carolina Tax-Free Short-to-Medium Series (Target Fund) vs. North Carolina Tax-Free Income Series (Acquiring Fund)

Shareholder Fees (fees paid directly from your investment):

	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Maximum Sales Charge (Load) Imposed on Purchases	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	NONE	NONE
Maximum Sales Charge (Load)	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE
Redemption Fee if by Wire Transfer	$15	$15	$15
Exchange Fee	NONE	NONE	NONE
Maximum Account Fee	NONE	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fees	0.50%	0.49%	0.49%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.47%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.97%*	0.76%**	0.76%**

*For the most recent fiscal year ended June 30, 2024, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

**For the most recent fiscal year ended June 30, 2024, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser and Custodian. The voluntary fee waivers and reductions will continue following the Reorganization. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Tennessee Tax-Free Short-to-Medium Series (Target Fund) vs. Tennessee Tax-Free Income Series (Acquiring Fund)

Shareholder Fees (fees paid directly from your investment):

	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Maximum Sales Charge (Load) Imposed on Purchases	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	NONE	NONE
Maximum Sales Charge (Load)	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE
Redemption Fee if by Wire Transfer	$15	$15	$15
Exchange Fee	NONE	NONE	NONE
Maximum Account Fee	NONE	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund	Acquiring Fund	Pro Forma Combined Fund
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.82%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.32%*	0.80%**	0.80%**

*For the most recent fiscal year ended June 30, 2024, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent and Custodian have agreed not to seek recovery of these waivers and reductions.

**For the most recent fiscal year ended June 30, 2024, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser and Custodian. The voluntary fee waivers and reductions will continue following the Reorganization. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

EXPENSE EXAMPLES

The following Examples are intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund and to allow you to compare these costs with the costs of investing in other mutual funds. The current estimated fees and expenses for the Acquiring Fund have been calculated on a pro forma basis assuming consummation of the Reorganization. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that each year your investment has a 5% return and that the Target Fund and Acquiring Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in each Fund would be:

Kentucky	1 year	3 years	5 years	10 years
Target Fund	$83	$259	$450	$1,002
Acquiring Fund	$63	$199	$346	$774
Pro Forma — Combined Fund	$63	$199	$346	$774

North Carolina	1 year	3 years	5 years	10 years
Target Fund	$99	$309	$536	$1,190
Acquiring Fund	$78	$243	$422	$942
Pro Forma — Combined Fund	$78	$243	$422	$942

Tennessee	1 year	3 years	5 years	10 years
Target Fund	$134	$418	$723	$1,590
Acquiring Fund	$82	$255	$444	$990
Pro Forma — Combined Fund	$82	$255	$444	$990

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, the portfolio turnover rate for each Target Fund and Acquiring Fund were as follows:

Target Fund	Portfolio Turnover (as a percentage of average value of Target Fund’s portfolio)	Acquiring Fund	Portfolio Turnover (as a percentage of average value of Acquiring Fund’s portfolio)
Kentucky Tax-Free Short-to-Medium Series	24.89%	Kentucky Tax-Free Income Series	14.50%
North Carolina Tax-Free Short-to-Medium Series	0.00%	North Carolina Tax Free Income Series	11.99%
Tennessee Tax-Free Short-to-Medium Series	12.62%	Tennessee Tax Free Income Series	21.15%

Federal Tax Consequences

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds as a direct result of the Reorganization. The Funds will receive a tax-related legal opinion supporting the tax matters and consequences to shareholders discussed in the prospectus.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Acquiring Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see “Comparison of the Target Fund and Acquiring Fund—Distribution and Shareholder Servicing Arrangements” and “Purchase, Redemption and Valuation of Shares” below for information regarding the purchase, redemption and valuation of shares.

COMPARISON OF THE TARGET FUNDS AND ACQUIRING FUNDS

Investment Objectives and Principal Investment Strategies

For the Reorganization, additional comparative information regarding each Target Fund and corresponding Acquiring Fund, including information with respect to the Funds’ investment objectives, investment policies, principal investment strategies, principal risks, management, and performance, is provided on the tables below. The tables show each Target Fund’s and corresponding Acquiring Fund’s investment objective. Further information about the Target Funds’ and Acquiring Funds’ respective investment objectives, strategies and risks is contained in the Prospectuses and SAI for each Target Fund and Acquiring Fund. The Acquiring Fund’s Prospectus and SAI are on file with the SEC and are incorporated by reference with this Proxy Statement/Prospectus. The Target Fund Prospectuses and SAI also are on file with the SEC and are incorporated herein by reference.

Each Target Fund and its corresponding Acquiring Fund:

●	Are structured as series of an open-end management investment company.

●	Have identical investment objectives.

●

Have the same fundamental investment restrictions except with respect to limitations resulting from the non-diversified status of the Target Tennessee Fund and Target Kentucky Fund and diversified status of the Acquiring Tennessee Fund and Acquiring Kentucky Fund.

●	Are expected to invest all or substantially all of their respective assets in similar types of investments.

●	Have substantially similar principal risks.

●	Have the same investment adviser.

●	Have the same policies for purchasing and redeeming shares.

The Target Tennessee Fund and Target Kentucky Fund are each non-diversified, whereas the Acquiring Tennessee Fund and Acquiring Kentucky Fund are each diversified. Following the Reorganization, shareholders of the Target Tennessee Fund and Target Kentucky Fund will own a diversified fund. The Target North Carolina Fund and Acquiring North Carolina Fund are each diversified series of the Trust.

For each Fund’s portfolio, the adviser generally purchases municipal securities with maturities that provide the maximum amount of yield to shareholders without incurring undue risk to principal. This strategy generally results in the Acquiring Funds having a weighted average nominal maturity of greater than 10 years, whereas municipal securities for each Target Fund are purchased to maintain approximately a 5-year weighted average nominal maturity. Because each Target Fund has a similar investment strategy compared to its corresponding Acquiring Fund, the primary risks associated with an investment in an Acquiring Fund are substantially similar to those associated with an investment in the corresponding Target Fund. The Target Tennessee Fund and Target Kentucky Fund are susceptible to Non-Diversification Risk, which means a relatively high percentage of their assets may be invested in the securities of a limited number of issuers in the same or related economic sectors, the portfolio may be more susceptible to any single economic, technological or regulatory occurrence as compared to its corresponding Acquiring Fund.

Each Combined Fund’s investment objective and principal investment strategies will be those of the relevant Acquiring Fund.

The table below compares the investment objectives and principal investment strategies of each Target Fund with its corresponding Acquiring Fund:

Target Kentucky Fund	Acquiring Kentucky Fund

Investment Objective	Investment Objective

The Fund seeks to provide a high and stable level of income exempt from federal and Kentucky personal income taxes derived from Kentucky municipal securities without incurring undue risk to principal.	The Fund seeks to provide a high and stable level of income exempt from federal and Kentucky personal income taxes derived from Kentucky municipal securities without incurring undue risk to principal.

Principal Investment Strategies	Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Kentucky municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Kentucky.

The Fund seeks to provide a steady flow of tax-exempt income derived from Kentucky municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Kentucky.

The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal	The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects the securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

This Fund is non-diversified.	The Fund is diversified but it is not recited as part of the principal investment strategy.

Overall, the Target Kentucky Fund and Acquiring Kentucky Fund have identical investment objectives and their principal investment strategies are substantially similar. Each Fund has a different weighted average nominal maturity, with the Target Kentucky Fund normally ranging from 2-7 years and the Acquiring Kentucky Fund with a weighted average nominal maturity normally greater than 10 years. The Target Kentucky Fund is non-diversified, while the Acquiring Kentucky Fund is diversified.

Target Tennessee Fund	Acquiring Tennessee Fund

Investment Objective	Investment Objective

The Fund seeks to provide a high and stable level of income exempt from federal and Tennessee state taxes (if applicable) derived from Tennessee municipal securities without incurring undue risk to principal.

The Fund seeks to provide a high and stable level of income exempt from federal and Tennessee state taxes (if applicable) derived from Tennessee municipal securities without incurring undue risk to principal.

Principal Investment Strategies	Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Tennessee municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation (if applicable) in the state of Tennessee.

The Fund seeks to provide a steady flow of tax-exempt income derived from Tennessee municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal taxation and state taxation (if applicable) in the state of Tennessee.

The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Tennessee income taxes (if applicable) or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Tennessee income taxes (if applicable). Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal income taxes and Tennessee income taxes (if applicable) or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal income taxes and Tennessee income taxes (if applicable). Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

This Fund is non-diversified.	The Fund is diversified, but it is not recited as part of the principal investment strategy.

Overall, the Target Tennessee Fund and Acquiring Tennessee Fund have identical investment objectives and their principal investment strategies are substantially similar. Each Fund has a different weighted average nominal maturity, with the Target Tennessee Fund normally ranging from 2-7 years and the Acquiring Tennessee Fund with a weighted average nominal maturity normally greater than 10 years. The Target Tennessee Fund is non-diversified, while the Acquiring Tennessee Fund is diversified.

Target North Carolina Fund	Acquiring North Carolina Fund

Investment Objective	Investment Objective

The Fund seeks to provide a high and stable level of income exempt from federal and North Carolina personal income taxes derived from North Carolina municipal securities without incurring undue risk to principal.

The Fund seeks to provide a high and stable level of income exempt from federal and Tennessee state taxes (if applicable) derived from Tennessee municipal securities without incurring undue risk to principal.

Principal Investment Strategies	Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from North Carolina municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of North Carolina.

The Fund seeks to provide a steady flow of tax-exempt income derived from North Carolina municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of North Carolina.

The Fund has a fundamental policy that during periods of normal market	The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and North Carolina income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and North Carolina income taxes. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and North Carolina income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and North Carolina income taxes. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

This Fund is diversified.	The Fund is diversified.

Overall, the Target North Carolina Fund and Acquiring North Carolina Fund have identical investment objectives and their principal investment strategies are substantially similar. Each Fund has a different weighted average nominal maturity, with the Target North Carolina Fund normally ranging from 2-7 years and the Acquiring North Carolina Fund with a weighted average nominal maturity normally greater than 10 years. Each Fund is diversified.

Fundamental Investment Restrictions

Each Target Fund and its corresponding Acquiring Fund have identical fundamental investment restrictions except as shown in the table below. Further information about each Fund’s fundamental and non-fundamental investment restrictions are contained in the Target Funds’ and Acquiring Funds’ SAIs, which are on file with the SEC.

Each Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Fundamental Investment Restrictions	Target Funds	Acquiring Funds	Comparison
Each Fund may not:
1. Classification	Kentucky and Tennessee—With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States Government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.	Kentucky and Tennessee—With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States Government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky and Tennessee, each political subdivision of each state, and each district, authority, agency or instrumentality of each state or any of either state’s political subdivisions, will be deemed to be a separate issuer.	The 1940 Act requires each investment company to recite in its registration statement its status as either a “diversified” or “non-diversified”. Shareholder approval is not required before the Funds can be reclassified from non-diversified to diversified. The registration statements for the Target Funds and the Acquiring Funds state that the Target Funds are non-diversified and the Acquiring Funds are diversified. Because each Target Fund will be adopting the diversified status of its corresponding Acquiring Fund, shareholder approval is not required.
	North Carolina — With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States Government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the state of North Carolina, the political subdivision of such state, and each district, authority, agency or instrumentality of such state or any of the state’s political subdivisions, will be deemed to be a separate issuer.	North Carolina — With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States Government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the state of North Carolina, the political subdivision of such state, and each district, authority, agency or instrumentality of such state or any of the state’s political subdivisions, will be deemed to be a separate issuer.	SAME

Fundamental Investment Restrictions	Target Funds	Acquiring Funds	Comparison
Each Fund may not:
2. Borrowing	Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and then only in an amount not exceeding 5% of the value of our total assets.	Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and then only in an amount not exceeding 5% of the value of our total assets.	SAME
3. Pledging	Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.	Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.	SAME
4. Lending	Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven business days if, as a result, more than 10% of the value of our net assets would be so invested.	Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven business days if, as a result, more than 10% of the value of our net assets would be so invested.	SAME
5. Restrictions on Resale	Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).	Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).	SAME
6. Underwriting Securities	Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky, Tennessee, and North Carolina municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.	Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky, Tennessee, and North Carolina municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.	SAME
7. Real Estate	Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky, North Carolina, and Tennessee municipal securities or other securities secured by real estate or interest in real estate.	Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky, North Carolina, and Tennessee municipal securities or other securities secured by real estate or interest in real estate.	SAME
8. Commodities	Purchase or sell commodities or commodity contracts.	Purchase or sell commodities or commodity contracts.	SAME

Fundamental Investment Restrictions	Target Funds	Acquiring Funds	Comparison
Each Fund may not:
9. Equities	Purchase equity securities or securities convertible into equity securities.	Purchase equity securities or securities convertible into equity securities.	SAME
10. Concentration	Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.	Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.	SAME
11. Exercising Control	Invest in companies for the purpose of exercising management or control.	Invest in companies for the purpose of exercising management or control.	SAME
12. Investment Companies	Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets, another investment company.	Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets, another investment company.	SAME
13. Short Sales	Make short sales of securities.	Make short sales of securities.	SAME
14. Margin	Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.	Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.	SAME
15. Options	Write or invest in put or call options, or any combination thereof.	Write or invest in put or call options, or any combination thereof.	SAME
16. Senior Securities	Issue senior securities.	Issue senior securities.	SAME

The Combined Funds will have the same fundamental investment policies as the relevant Acquiring Fund.

Risks of the Funds

Because each Target Fund and Acquiring Fund invest in municipal securities, the primary risks associated with an investment in a Target Fund are substantially similar to those associated with an investment in an Acquiring Fund. Such risks are discussed in this section.

The inherent risk associated with investment in municipal securities is the risk of default. In addition, the net asset value of the Funds’ shares may be impacted by the general economic conditions in the country and/or within the states of Kentucky, North Carolina and Tennessee. The limitation of our investments of each Fund to a single state may involve greater risk than if we invested in municipal securities issued by more than one state, due to the possibility of an economic or political development that could uniquely affect the ability of issuers to meet the debt obligations of the securities.

State income is subject to fluctuation on a year-to-year basis and states and issuers within a state may experience significant financial difficulties for various reasons, including adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption, pandemics, and natural disasters. In addition, state constitutional limits on tax increases, budget deficits, erosion of the tax base, and other financial difficulties may also pose a risk to timely payment on municipal securities. The value of a Fund’s shares will be negatively impacted to the extent it invests in such securities. Municipal securities may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in the state.

For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting the pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of a pandemic, as well as actions that could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience. Changes in an issuer’s financial strength or changes in the credit rating assigned to an obligation may affect the market values and marketability of many or all municipal obligations of issuers in that state.

Many municipal securities may be called or redeemed before maturity. Each Fund may have a large amount of its assets invested in securities subject to call risk. If securities are called or redeemed, the proceeds may have to be reinvested in lower yielding securities thereby potentially reducing the series’ income and any distribution to shareholders. The weighted average nominal maturity takes into consideration the final maturity of a security only. The effective maturity takes into consideration the possibility that the issuer may call the bond before its maturity date.

In addition, different municipal sectors may face different risks. Each Fund may invest in municipal lease obligations, including but not limited to certificates of participation, which may involve additional risks since the relevant legislative body must appropriate public funds annually to make the lease payments. If public funds are not appropriated, municipal lease obligations may be canceled without penalty thereby raising the risk that an investor may not be paid. General obligation bonds are secured by the full faith, credit, and taxing power of the municipality issuing the obligation. As such, timely payment depends on the municipality’s ability to raise tax revenue and maintain a fiscally sound budget. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan (OPEB) liabilities. Revenue bonds are secured by special tax revenues or other revenue sources. If the specified revenues do not materialize, then the bonds may not be repaid. Private activity bonds are yet another type of municipal security. Municipalities use private activity bonds to finance the development of industrial facilities for use by private enterprise. Principal and interest payments are to be made by the private enterprise benefiting from the development, which means that the holder of the bond is exposed to the risk that the private issuer may default on the bond. Moral obligation bonds are usually issued by special purpose public entities. If the public entity defaults, repayment becomes a “moral obligation” instead of a legal one. The lack of a legally enforceable right to payment in the event of default poses a special risk for a holder of the bond because it has little or no ability to seek recourse in the event of default. Municipal notes are similar to general municipal debt obligations, but they generally possess shorter terms. Municipal notes can be used to provide interim financing and may not be repaid if anticipated revenues are not realized.

The Target Kentucky Fund and Target Tennessee Fund are non-diversified. This means they may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of issuers that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

State Specific Risk Factors

At the beginning of fiscal year 2025, state fiscal conditions remained strong as states continued to invest in priorities, experience stable revenue outlooks, and maintained rainy day funds at or near all-time highs. However, according to data compiled by the National Association of State Budget Officers state general fund spending in fiscal 2025 is expected to slow following three consecutive tears of robust increases, and states are projecting modest revenue gains in fiscal 2025. More recently, with the change in Administrations, the uncertainly created by real or threatened changes in federal funding has raised the likelihood that states may have to tap their reserves and may delay or cut projects.

In the third quarter of 2024, real GDP in Kentucky increased at a 4.0% annual rate which was higher than the national average of 3.1%. The state’s seasonally adjusted annual average unemployment rate in December of 2024 was 5.2% which was above the national average of 4.1%. Kentucky’s appropriation supported debt was rated A1 by Moody’s Ratings and A by Standard & Poor’s as of December 31, 2024.

In the third quarter of 2024, real GDP in North Carolina increased at a 3.9% annual rate which was slightly higher than the national average of 3.1%. The state’s seasonally adjusted average annual unemployment rate in December of 2024 was 3.7% which was below the national average of 4.1%. North Carolina’s G.O. bonds were rated Aaa by Moody’s Ratings and AAA by Standard & Poor’s as of December 31, 2024.

In the third quarter of 2024, real GDP in Tennessee increased at a 4.1% annual rate which was higher than the national average of 3.1% The state’s seasonally adjusted annual average unemployment rate in December of 2024 was 3.6% which was below the national average of 4.1% Tennessee’s G.O. bonds were rated Aaa by Moody’s Ratings and AAA by Standard & Poor’s as of December 31, 2024.

In the third quarter of 2024, real GDP in Alabama increased at a 6.0% annual rate which was well above the national average of 3.1%. The state’s seasonally adjusted average annual unemployment rate in December of 2024 was 3.3% which was below the national average of 4.1%. Alabama’s G.O. bonds were rated Aa1 by Moody’s Ratings and AA by Standard & Poor’s as of December 31, 2024.

In the third quarter of 2024, real GDP in Mississippi increased at a 5.1% annual rate which was well above the national average of 3.1%. The state’s seasonally adjusted average annual unemployment rate in December was 3.3% which was below the national average of 4.1% Mississippi’s G.O. bonds were rated Aa2 by Moody’s Ratings and AA by Standard & Poor’s as of December 31, 2024.

It is important to note that economic, budgetary, political, and other considerations within any state are unpredictable and subject to change at any time. A number of states continue to be burdened by large unfunded pension and healthcare obligations. Investors in single-state municipal bond funds should be aware that large unfunded pension and healthcare obligations that are not addressed in a satisfactory manner could potentially result in a state or locality having the credit rating of its bonds downgraded and/or the filing of a bankruptcy petition that would lead to a drop in bond prices and a corresponding increase in yields for any affected securities.

Performance History

The accompanying bar charts and tables provide some indication of the risks of investing in the Funds. They show changes in each Fund’s performance for each year since inception and each Fund’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. Each Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Target Kentucky Fund

Kentucky Tax-Free Short-to-Medium Series
Average Annual Total Returns
One Year Total Return
Total Return
8.00%
6.00%
4.00%
2.00%
0.00%
-2.00%
-4.00%
-6.00%
2.02%
1.53%
-0.80%
2.56%
0.85%
4.68%
3.02%
0.13%
-3.45%
3.06%
1.32%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
Calendar Year Ending On December 31,

Highest Quarter Total Return:	3.51%	December 31, 2023
Lowest Quarter Total Return:	-3.35%	March 31, 2022
2025 Year-to-Date Total Return for the three months ended March 31, 2025:	0.73%

	Average Annual Total Return
For the Periods Ended December 31, 2024	1 year	5 years	10 years
Return Before Taxes (%)	1.32%	0.79%	1.27%
Return After Taxes on Distributions (%)	1.32%	0.79%	1.27%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	1.64%	1.02%	1.39%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

(Index reflects no deduction for fees, expenses or taxes)

*Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.

Acquiring Kentucky Fund

Kentucky Tax-Free Income Series
Average Annual Total Returns
One Year Total Return
Total Return
9.00%
6.00%
3.00%
0.00%
-3.00%
-6.00%
-9.00%
7.66%
2.51%
0.28%
4.19%
0.95%
6.70%
4.34%
1.87%
-8.17%
5.16%
0.82%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
Calendar Year Ending On December 31,

Highest Quarter Total Return:	7.61%	December 31, 2023
Lowest Quarter Total Return:	-5.48%	March 31, 2022
2025 Year-to-Date Total Return for the three months ended March 31, 2025:	-0.53%

	Average Annual Total Return
For the Periods Ended December 31, 2024	1 year	5 years	10 years
Return Before Taxes (%)	0.82%	0.69%	1.78%
Return After Taxes on Distributions (%)	0.82%	0.68%	1.78%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	1.61%	1.12%	2.01%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

(Index reflects no deduction for fees, expenses or taxes)

*Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.

The accounting survivor of the Reorganization will be the Acquiring Fund. As such, the Combined Kentucky Fund will continue the performance history of the Acquiring Kentucky Fund after the closing of the Reorganization.

Target North Carolina Fund

North Carolina Tax-Free Short-to-Medium Series
Average Annual Total Returns
One Year Total Return
8.00%
6.00%
4.00%
2.00%
0.00%
-2.00%
-4.00%
-6.00%
Total Return
2.06%
1.19%
-1.00%
2.50%
0.75%
5.07%
3.25%
-0.07%
-4.70%
2.54%
1.15%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
Calendar Year Ending On December 31,

Highest Quarter Total Return:	3.34%	December 31, 2023
Lowest Quarter Total Return:	-4.15%	March 31, 2022
2025 Year-to-Date Total Return for the three months ended March 31, 2025:	0.77%

	Average Annual Total Return
For the Periods Ended December 31, 2024	1 year	5 years	10 years
Return Before Taxes (%)	1.15%	0.40%	1.04%
Return After Taxes on Distributions (%)	1.15%	0.39%	1.04%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	1.46%	0.70%	1.17%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

(Index reflects no deduction for fees, expenses or taxes)

*Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.

Acquiring North Carolina Fund

North Carolina Tax-Free Income Series
Average Annual Total Returns
One Year Total Return
10.00%
8.00%
6.00%
4.00%
2.00%
0.00%
-2.00%
-4.00%
-6.00%
-8.00%
-10.00%
Total Return
8.99%
2.74%
0.04%
4.65%
0.22%
6.32%
5.04%
1.20%
-9.33%
4.84%
0.73%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
Calendar Year Ending On December 31,

Highest Quarter Total Return:	6.92%	December 31, 2023
Lowest Quarter Total Return:	-6.11%	March 31, 2022
2025 Year-to-Date Total Return for the three months ended March 31, 2025:	-0.53%

	Average Annual Total Return
For the Periods Ended December 31, 2024	1 year	5 years	10 years
Return Before Taxes (%)	0.73%	0.35%	1.55%
Return After Taxes on Distributions (%)	0.73%	0.35%	1.55%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	1.49%	0.81%	1.77%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

(Index reflects no deduction for fees, expenses or taxes)

*Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.

The accounting survivor of the Reorganization will be the Acquiring North Carolina Fund. As such, the Combined North Carolina Fund will continue the performance history of the Acquiring North Carolina Fund after the closing of the Reorganization.

Target Tennessee Fund

Tennessee Tax-Free Short-to-Medium Series
Average Annual Total Returns
One Year Total Return
Total Return
8.00%
6.00%
4.00%
2.00%
0.00%
-2.00%
-4.00%
-6.00%
2.58%
1.74%
-0.44%
1.72%
0.93%
4.50%
3.19%
-0.30%
-3.77%
2.42%
1.17%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
Calendar Year Ending On December 31,

Highest Quarter Total Return:	2.94%	December 31, 2023
Lowest Quarter Total Return:	-3.60%	March 31, 2022
2025 Year-to-Date Total Return for the three months ended March 31, 2025:	0.77%

	Average Annual Total Return
For the Periods Ended December 31, 2024	1 year	5 years	10 years
Return Before Taxes (%)	1.17%	0.51%	1.09%
Return After Taxes on Distributions (%)	1.17%	0.51%	1.09%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	1.45%	0.78%	1.21%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

(Index reflects no deduction for fees, expenses or taxes)

*Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.

Acquiring Tennessee Fund

Tennessee Tax-Free Income Series
Average Annual Total Returns
One Year Total Return
Total Return
10.00%
8.00%
6.00%
4.00%
2.00%
0.00%
-2.00%
-4.00%
-6.00%
-8.00%
8.68%
2.37%
0.16%
3.99%
0.29%
5.93%
4.00%
1.11%
-7.06%
4.54%
0.52%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
Calendar Year Ending On December 31,

Highest Quarter Total Return:	7.05%	December 31, 2023
Lowest Quarter Total Return:	-4.80%	March 31, 2022
2025 Year-to-Date Total Return for the three months ended March 31, 2025:	-1.28%

	Average Annual Total Return
For the Periods Ended December 31, 2024	1 year	5 years	10 years
Return Before Taxes (%)	0.52%	0.53%	1.52%
Return After Taxes on Distributions (%)	0.52%	0.53%	1.52%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	1.40%	0.99%	1.78%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

(Index reflects no deduction for fees, expenses or taxes)

*Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.

The accounting survivor of the Reorganization will be the Acquiring Tennessee Fund. As such, the Combined Tennessee Fund will continue the performance history of the Acquiring Tennessee Fund after the closing of the Reorganization.

Discussion of Performance

Each Acquiring Fund holds longer-dated bonds compared to those held by its corresponding Target Fund. Under normal market conditions, each Acquiring Fund would be expected to outperform its corresponding Target Fund due to higher levels of income produced by longer-dated bonds. The returns shown below for the periods ended June 30, 2024, demonstrate this point, as each Acquiring Fund outperformed its corresponding Target Fund for the one-year, five-year, and ten-year periods ended June 30, 2024.

	Average Annual Total Return
For the Periods Ended June 30, 2024	1 year	5 years	10 years
Acquiring Kentucky Fund	3.03%	0.88%	1.95%
Target Kentucky Fund	1.83%	0.70%	1.16%

Acquiring North Carolina Fund	2.89%	0.57%	1.81%
Target North Carolina Fund	1.71%	0.37%	0.93%

Acquiring Tennessee Fund	2.82%	0.78%	1.79%
Target Tennessee Fund	1.81%	0.48%	1.04%

Bloomberg Municipal Bond Index*	3.21%	1.16%	2.93%

The Funds’ returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

*Index reflects no deduction for fees, expenses or taxes)

Bond prices and bond yields are inversely related—as a bond’s yield increases, its price decreases. Additionally, bond prices are impacted by interest rates. As interest rates rise, bond prices tend to fall; conversely, as interest rates fall, bond prices tend to rise. Bonds with longer maturities (i.e., longer-dated bonds) are more sensitive to these price changes. For example, in a rapidly rising interest rate environment, the prices of longer-dated bonds typically decline more than the prices of bond with shorter maturities (i.e., shorter-dated bonds).

The municipal bond market experienced a significant selloff in December 2024 when the Federal Reserve Open Market Committee (“FOMC”) revised its inflation outlook upwards from 2.2% to 2.5% and reduced the number of projected interest rate cuts in 2025 from four to two. The municipal bond market was surprised by this sudden change in course and bonds quickly responded with a sharp increase in yields and a corresponding drop in prices. The longer-dated bonds experienced proportionately larger price declines than the prices of shorter-dated bonds due to the higher sensitivity of longer-dated bonds.

This event in December 2024, combined with the lingering effects of the FOMC’s tightening monetary policy from March 2022 through July 2023, led each Acquiring Fund to underperform its corresponding Target Fund over the one-year period ended December 31, 2024, and the Acquiring Kentucky Fund and Acquiring North Carolina Fund to underperform the Target Kentucky Fund and Target North Carolina Fund, respectively, over the five-year period ended December 31, 2024. With the end of the FOMC’s aggressive rate tightening cycle, the Adviser anticipates the near-term and long-term performance of each of the Acquiring Funds and Target Funds to return to their historic norms.

Notably, the Adviser indicated it would no longer voluntarily cap each Target Fund’s expenses at 0.70% after June 30, 2025, which could impact performance after this date.

Management of the Funds

Investment Adviser

The Funds’ investment activities are managed by Dupree & Company, Inc. (“the “Adviser”), P.O. Box 1149, Lexington, Kentucky 40588-1149. The Adviser was formed in 1962 to continue a business originally founded in 1941. The Adviser also serves as transfer agent, dividend disbursing agent, and fund accountant. The Adviser (or its subsidiary) has served as the investment adviser for each Fund since inception in 1979 as the Kentucky Tax-Free Income Series. The Adviser will continue to manage the Combined Funds following the Reorganization.

The Adviser serves as the investment adviser for the Funds pursuant to separate Investment Advisory Agreements with each Fund. Subject to the direction of the Board, the Adviser is responsible for the day-to-day management of the Funds. The compensation paid to the Adviser is inclusive of certain administrative services and the provision of office space, facilities, equipment, and personnel for management of the Trust and the Funds. The compensation paid to the Adviser pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each Fund as follows:

Range of Total Assets (in dollars)	$0- $100,000,000	$100,000,001- $150,000,000	$150,000,001- $500,000,000	$500,000,001 - $750,000,000	$750,000,001 - $1,000,000,000	+$1,000,000,000
	0.50 of 1%	0.45 of 1%	0.40 of 1%	0.35 of 1%	0.30 of 1%	0.25 of 1%

The Adviser has reserved the right to voluntarily waive management fees or assume and pay other expenses of any Fund at its sole option and will not seek to recover any such amounts. For the fiscal year ended June 30, 2024, the aggregate advisory fees paid to the Adviser (after waivers and fee or expense reductions) as a percentage of average net assets was:

Acquiring Kentucky Fund	0.40 of 1%
Target Kentucky Fund	0.39 of 1%
Acquiring North Carolina Fund	0.44 of 1%
Target North Carolina Fund	0.23 of 1%
Acquiring Tennessee Fund	0.40 of 1%
Target Tennessee Fund	0.00 of 1%

The Combined Kentucky Fund will maintain the same advisory fee as the Acquiring Kentucky Fund, which is equal to 0.40% of its average daily net assets. The advisory fee of the Target Kentucky Fund is 0.50% of its average daily net assets.

The Combined Tennessee Fund will maintain the same advisory fee as the Acquiring Tennessee Fund and Target Tennessee Fund, which is equal to 0.50% of each Fund’s average daily net assets.

The Combined North Carolina Fund will maintain the same advisory fee as the Acquiring North Carolina Fund, which is equal to 0.49% of its average daily net assets. The advisory fee of the Target North Carolina Fund is 0.50% of its average daily net assets.

A discussion regarding the basis for the Board’s renewal of the Investment Advisory Agreements with the Adviser is available in the Financial Statements and Additional Information for the semi-annual period ended December 31, 2024, which is available free of charge upon request. The semi-annual report is also available on the Trust’s website which is located at www.dupree-funds.com.

Portfolio Managers

Vincent Harrison serves as lead portfolio manager for all ten Funds in the Trust. Mr. Harrison has been portfolio manager of the Trust since 2004. The portfolio manager does not manage any other accounts other than the Funds. The Statement of Additional Information provides additional information about the portfolio manager’s compensation and ownership in securities of the Funds.

Other Service Providers

The Funds use the same service providers. The Board of Trustees supervises the business activities of the Trust. Like other registered investment companies, the Trust retains various organizations to perform specialized services. The Trust retains the Adviser as the transfer agent and dividend paying agent of the Trust. US Bank, located at 425 Walnut Street, ML 6118, PO Box 1118, Cincinnati, Ohio 45201-1118, serves as Custodian for the Trust. Northern Lights Compliance Services, LLC, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, provides an individual to serve as the Trust’s Chief Compliance Officer of the Trust.

The Funds’ current service providers will continue to serve the Combined Funds following the Reorganization.

Purchase, Redemption and Pricing of Fund Shares

The procedures for the purchase, redemption and pricing of Fund shares of each Target Fund and its corresponding Acquiring Fund are identical. Additional information about the purchase, redemption and pricing of a Fund’s shares can be found in each Fund’s prospectus. Shares of a Fund may not be available for purchase in all states.

Dividends, Capital Gains, and Taxes

Generally, the Trust declares dividends separately for each Fund each business day.

The Acquiring Funds pay such dividends as of the last business day of each quarter. The Target Funds pay such dividends as of the last business day of each month.

If no other business day(s) intervenes between a weekend or holiday on which the Adviser’s office is closed, then dividends will be paid on the second to last business day of the quarter (Acquiring Funds) or month (Target Funds). Each Fund will distribute substantially all of its income and capital gains to its shareholders every year. The Trustees have the authority to change dividend payment dates.

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code. Accordingly, a Fund must distribute at least 90% of its net income earned in any year. Ordinarily, the dividends a Fund pays its shareholders of the tax-exempt municipal bond funds will be exempt interest dividends that will be excludable from gross income for federal, including the alternative minimum tax (AMT), and state income tax purposes in certain states.

Bond Counsel for the bonds held in the tax-exempt municipal bond funds have not undertaken to advise in the future whether any events after the date of issuance of the bonds may affect the tax-exempt status of interest on the bonds or the tax consequences of ownership of the bonds. No assurance can be given that future legislation, or amendments to the Internal Revenue Code, if enacted into law, will not contain provisions which could directly or indirectly eliminate or reduce the benefit of the exclusion of the interest on the bonds from gross income for federal income tax purposes retroactively or prospectively. Because many states adopt the Internal Revenue Code as a part of the state taxation system, any changes to the federal income and/or capital gains laws may result in changes to state tax laws, resulting in a loss of or reduction in the exemption of municipal bond interest for state income tax purposes. Prospective purchasers of the tax-exempt municipal bond funds should consult their own tax advisors regarding the potential consequences of any federal budget proposal and/or other legislative proposals to the treatment of interest on the bonds and distributions paid by the tax-exempt municipal bond funds.

The Internal Revenue Service (IRS) may audit the issuers of municipal bonds and, in rare instances, declare that the interest paid on certain municipal bonds that were originally issued as tax-exempt bonds is not excludable from gross income. Such reclassifications or actions could cause interest from a municipal security to become taxable retroactively thereby increasing your tax liability. Moreover, such reclassifications or actions could cause the value of a security to drop which may result in a decline in the value of a Fund’s shares. While the reclassification of income by the IRS is a relatively rare event, it is nonetheless a risk of investing in tax-exempt municipal bonds.

Distributions of income from investments in non-municipal securities or net short-term capital gains or net long-term capital gains exceeding our capital loss carry forwards (if any) will be taxable as more fully described in the “Statement of Additional Information.” Ad valorem taxes may also be imposed in some states. The sale of shares may result in a capital gain or loss depending upon your tax basis in the shares. An exchange of Fund shares for shares of another Fund will be treated as a sale of the original Fund shares, and any gain on the transaction may be subject to federal and state income taxes.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning a Fund’s shares. The Statement of Additional Information also has more information regarding the tax status of the Funds.

FINANCIAL HIGHLIGHTS

The fiscal year end of each Fund is June 30. The unaudited financial highlights of the Target Funds and the Acquiring Funds for the period ended December 31, 2024, and the audited financial highlights for the fiscal years ended June 30, 2024, 2023, 2022, 2021, and 2020, are included with this combined Prospectus/Information Statement as Exhibit B.

The financial highlights of the Target Funds and the Acquiring Funds are also contained in: (i) the Financial Statements of the Target Funds and Acquiring Funds for the fiscal year ended June 30, 2024, which have been audited by Cohen  & Company, Ltd., the Funds’ independent registered public accounting firm. The Annual Report, which has previously been sent to shareholders, is available on request and without charge by writing to the Trust at P.O. Box 1149, Lexington, KY 40588, by calling the Trust at (859) 254-7741 or toll free (800) 866-0614 or online at www.dupree-funds.com or via e-mail to info@dupree-funds.com; and, with respect to the Target

Funds and Acquiring Funds, are incorporated by reference into this combined Prospectus/Information Statement.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of each Target Fund will be transferred to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund. The shares of an Acquiring Fund issued to the corresponding Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Acquiring Fund, the Target Fund will distribute Acquiring Fund shares to its shareholders and will be terminated as a series of the Trust.

The distribution of an Acquiring Fund shares to the corresponding Target Fund shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Acquiring Fund. Such newly-opened accounts on the books of an Acquiring Fund will represent the respective pro rata number of shares of the Acquiring Fund that the corresponding Target Fund is to receive under the terms of the Plan of Reorganization. Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the corresponding Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholders owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to a Target Fund shareholder in connection with their receipt of shares of the corresponding Acquiring Fund in the Reorganization.

The Plan of Reorganization contains representations, warranties, and conditions. The Plan of Reorganization may be terminated with respect to a Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Closing Date, the Board or an authorized officer of the Trust determines the Reorganization is inadvisable. The Plan of Reorganization may be terminated or amended by the Trust.

Reasons for the Reorganization

In addition to the terms and conditions of the Agreement and Plan of Reorganization, the Board considered a variety of factors regarding the Reorganization including, but not limited to, the fact that:

●	The investment objective of the Target Funds and the Acquiring Funds are identical;

●	The principal investment strategies and risks of the Target Funds are substantially similar to the investment objective, principal investment strategies, and risks of the Acquiring Funds, except that:

○	The Target Kentucky Fund and Target Tennessee Fund are non-diversified, whereas the Acquiring Kentucky Fund and Acquiring Tennessee Fund are diversified.

○

The Target Funds have a weighted average nominal maturity normally ranging from 2-7 years, whereas the Acquiring Fund’s portfolios have a weighted average nominal maturity normally greater than 10 years.

●	The same lead portfolio manager that currently manages each Fund will manage the Combined Funds following the closing of the Reorganization;

●

The historical performance of the Target Funds and the Acquiring Funds, and the fact that each Acquiring Fund has outperformed its corresponding Target Fund for the one-year, five-year, and ten-year periods ended June 30, 2024;

●	Each Acquiring Fund has the same management fee, or a lower management fee, than its corresponding Target Fund;

●	The Adviser to the Target Funds will continue to serve in that capacity for the Combined Funds;

●	The Reorganization is expected to result in the same or lower operating expenses for shareholders of the Target Funds;

●	Neither the Target Funds nor the Acquiring Funds impose any front-end sales loads, deferred sales charges or 12b-1 fees;

●	The Combined Funds resulting from the Reorganization may achieve certain operating efficiencies in the future from their larger net asset size;

●	The Reorganization is not expected to result in any tax consequence to shareholders;

●	All costs associated with the Target Funds’ participation in the proposed Reorganization are expected to be borne by the Adviser; and

●	The Target Fund shareholders will receive shares of its corresponding Acquiring Fund with the same aggregate net asset value as their Target Fund shares.

●	Possible alternatives to the Reorganization, including liquidation of the Target Funds.

At a special meeting held on December 18, 2024, the Board concluded that the merger of each Target Fund into its corresponding Acquiring Fund was in the best interests of the Target Fund, as well as the Target Fund’s shareholders, and that Target Fund’s shareholders would not have their interests diluted as a result of the merger. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The combination of each Target Fund and the corresponding Acquiring Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). If so, neither the Target Funds nor their shareholders will recognize gain or loss as a result of the Reorganization. The tax basis of the Acquiring Fund shares received will be the same as the basis of the corresponding Target Fund shares exchanged and the holding period of the Acquiring Fund shares received will include the holding period of the Target Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The Funds will receive a tax-related legal opinion supporting the tax matters and consequences to shareholders discussed in the prospectus. Nevertheless, the sale of securities by a Target Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable capital gains distribution prior to the Reorganization. Prior to the closing of the Reorganization, the Target Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the closings. This distribution would be taxable to shareholders that are subject to tax. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

At June 30, 2024, the Funds’ non-expiring capital loss carry-forwards available to offset future capital gains, were as follows:

	Short- term	Long-term	Total
Acquiring Kentucky Fund	1,395,027	17,360,092	18,755,119
Target Kentucky Fund	86,273	199,201	285,474
Acquiring North Carolina Fund	1,277,364	4,026,301	5,303,665
Target North Carolina Fund	54,833	160,276	215,109
Acquiring Tennessee Fund	174,230	1,563,438	1,737,668
Target Tennessee Fund	2,216	275,872	278,088

The final amount of unutilized capital loss carry-forwards for the Target Funds is subject to change and will not be determined until the time of the Reorganization. After and as a result of the Reorganization, these capital loss carry-forwards and the utilization of certain unrealized capital losses may be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the corresponding Acquiring Fund.

Expenses of the Reorganization

The costs of the Reorganization will be borne by the Adviser.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, each Acquiring Fund will establish a position for the corresponding Target Fund shareholder on the books of the Acquiring Fund containing the appropriate number of shares of the Acquiring Fund to be received in the Reorganization. No certificates for shares of the Acquiring Funds will be issued in connection with the Reorganization.

OTHER INFORMATION

Capitalization

The following table sets forth, as of December 31, 2024: (a) the unaudited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Acquiring Fund assuming the Reorganization has taken place. Pro forma numbers are estimated in good faith and are hypothetical. The pro forma share adjustment reflects an exchange ratio for the shares of each Acquiring Fund for each share of the corresponding Target Fund. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No assurance can be given as to how many shares of the Acquiring Fund will be received by its corresponding Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Combined Fund that actually will be received by Target Fund shareholders.

	Total Net Assets	Shares	Net Asset Value Per Share

Target Kentucky Fund	$30,788,545	6,018,066	$5.12
Acquiring Kentucky Fund	$718,914,392	100,318,020	$7.17

Pro Forma Share Adjustment		-1,775,007

Pro Forma - Acquiring Fund	$749,702,937	104,561,079	$7.17

	Total Net Assets	Shares	Net Asset Value Per Share

Target Tennessee Fund	$2,571,439	250,592	$10.26
Acquiring Tennessee Fund	$51,301,982	4,886,818	$10.50

Pro Forma Share Adjustment		-6,608

Pro Forma - Acquiring Fund	$53,873,421	5,130,802	$10.50

	Total Net Assets	Shares	Net Asset Value Per Share

Target North Carolina Fund	$8,861,426	853,707	$10.38
Acquiring North Carolina Fund	$108,169,206	10,136,970	$10.67

Pro Forma Share Adjustment		-22,483

Pro Forma - Acquiring Fund	$117,030,632	10,968,194	$10.67

Shareholder Information.

As of March 17, 2025, there were 5,968,876.251 shares of the Kentucky Target Fund outstanding. The Trustees and officers of the Trust owned less than 1% of the shares of the Kentucky Target Fund. As of March 17, 2025, no person was known by the Kentucky Target Fund to own beneficially or of record 5% or more of any class of shares of the Kentucky Target Fund except as follows:

Name and Address of Owner	Percent (%) of Class I
Paula M Steiner Paula M Steiner Trust 865 Rosewood Drive Villa Hills, KY 41017	11.29%

As of March 17, 2025, there were 99,512,291.277 shares of the Kentucky Acquiring Fund outstanding. The Trustees and officers of the Trust owned less than 1% of the shares of the Kentucky Acquiring Fund. As of March 17, 2025, no person was known by the Kentucky Acquiring Fund to own beneficially or of record 5% or more of any class of shares of the Kentucky Acquiring Fund except as follows:

Name and Address of Owner	Percent (%) of Class I
National Financial Services, LLC 499 Washington Blvd. Jersey City, NJ 07310	9.35%

As of March 17, 2025, there were 228,000.698 shares of the Tennessee Target Fund outstanding. None of the Trustees or officers of the Trust directly owned shares of the Tennessee Target Fund. As of March 17, 2025, no person was known by the Tennessee Target Fund to own beneficially or of record 5% or more of any class of shares of the Tennessee Target Fund except as follows:

Name and Address of Owner	Percent (%) of Class I
Martha M Smith 306 Peartree Drive Clarksville, TN 37043	11.81%

Rachael A McClain 1700 Bryce Court Nashville, TN 37211	11.61%

Sue Ann Gunnison 75 Kenway Street Cookeville, TN 38501	10.83%

Gail S Mays 2551 Maple Branch Lane Knoxville, TN 37912	10.56%

John P Randle Anita C Randle 10625 Summit Mountain Court Knoxville, TN 37922	8.58%

Charles Schwab & Company, Inc. Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	5.93%

As of March 17, 2025, there were 4,785,095.131 shares of the Tennessee Acquiring Fund outstanding. None of the Trustees or officers of the Trust directly owned shares of the Tennessee Acquiring Fund. As of March 17, 2025, no person was known by the Tennessee Acquiring Fund to own beneficially or of record 5% or more of any class of shares of the Tennessee Acquiring Fund except as follows:

Name and Address of Owner	Percent (%) of Class I
Charles Schwab & Company, Inc. Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	7.55%

As of March 17, 2025, there were 804,969.083 shares of the North Carolina Target Fund outstanding. None of the Trustees or officers of the Trust directly owned shares of the North Carolina Target Fund. As of March 17, 2025, no person was known by the North Carolina Target Fund to own beneficially or of record 5% or more of any class of shares of the North Carolina Target Fund except as follows:

Name and Address of Owner	Percent (%) of Class I
George M Lawson Donna H Lawson, JTWROS 109 W Keeling Road Greensboro, NC 27410	17.03%

National Financial Services, LLC 499 Washington Blvd Jersey City NJ 07310	7.83%

Charles Schwab & Company, Inc. Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	5.96%

Larry T Williams Billie T Williams JTWROS 7340 Foster Street Rural Hall, NC 27045	5.54%

As of March 17, 2025, there were 9,964,063.662 shares of the North Carolina Acquiring Fund outstanding. None of the Trustees or officers of the Trust directly owned shares of the North Carolina Acquiring Fund. As of March 17, 2025, no person was known by the North Carolina Acquiring Fund to own beneficially or of record 5%

or more of any class of shares of the North Carolina Acquiring Fund except as follows:

Name and Address of Owner	Percent (%) of Class I
Charles Schwab & Company, Inc. Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	22.21%

Shareholder Rights and Obligations

Each Target Fund and Acquiring Fund are series of the Trust, a business trust organized under the laws of the Commonwealth of Kentucky. Under the Trust’s Agreement and Declaration of Trust, the Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. The shares of each series of the Trust have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Acquiring Fund, issued in connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of shareholders. As a general matter, the Acquiring Funds do not intend to hold future regular annual or special meetings of their shareholders unless the election of directors is required by the 1940 Act. Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of any Fund should send such proposal to the Funds at 125 South Mill Street, Vine Center, Suite 100, Lexington, Kentucky 40507. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 27th day of February 2025, by and between Dupree Mutual Funds (the “Trust”) on behalf of Kentucky Tax-Free Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series, and North Carolina Tax-Free Short-to-Medium Series (each a “Target Fund” and collectively the “Target Funds”), each a series of the Trust, and Kentucky Tax-Free Income Series, Tennessee Tax-Free Income Series, and North Carolina Tax-Free Income Series (each an “Acquiring Fund” and collectively the “Acquiring Funds”), each a series of the Trust. Dupree & Company, Inc. (“Dupree”), investment adviser to the Target Funds and Acquiring Funds joins this Agreement solely for purposes of paragraph 9.1 of the Agreement. The Trust is a Kentucky business trust, with its principal place of business at 125 South Mill Street, Vine Center, Suite 100, Lexington, Kentucky 40507.

Each of the Target Funds and Acquiring Funds wish to effect a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of Treasury Regulations Section 1.368-2(g) (“Regulations”). The reorganization will consist of (i) the transfer of all of the assets of each Target Fund to its corresponding Acquiring Fund as set forth in Appendix A hereto, in exchange for shares of the corresponding Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by each Acquiring Fund of all of the liabilities of the corresponding Target Fund; and (iii) the distribution by each Target Fund, after the Closing Date, as that term is defined in paragraph 3.1, of the Acquiring Fund Shares pro rata to the shareholders of such Target Fund in liquidation of each Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, each Target Fund and each Acquiring Fund is a separate investment series of an open-end, registered investment company and each Target Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund is permitted to invest;

WHEREAS, each Target Fund offers, and has issued and outstanding, shares of beneficial interest (“Target Fund Shares”);

WHEREAS, each Acquiring Fund offers, and has issued and outstanding shares of beneficial interest (“Acquiring Fund Shares”); and

WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Board Members”), has determined that the transactions contemplated herein are in the best interests of each Target Fund and Acquiring Fund and has further determined that the interests of the existing shareholders of each Target Fund and Acquiring Fund will not be diluted as a result of the transactions contemplated herein.

NOW, THEREFORE, in consideration of the representations, warranties and agreements hereinafter set forth, the parties hereto agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF EACH TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND ASSUMPTION OF EACH TARGET FUND’S LIABILITIES AND LIQUIDATION OF EACH TARGET FUND

1.1  THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Target Fund agrees to transfer all of its assets as set forth in paragraph 1.2 to the corresponding Acquiring Fund. Each Acquiring Fund agrees in exchange for the corresponding Target Fund’s assets (i) to deliver to the corresponding Target Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner as set forth in paragraph 2.2; and (ii) to assume the liabilities of the corresponding Target Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2  ASSETS TO BE ACQUIRED. The assets of each Target Fund to be acquired by the corresponding Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, receivables for shares sold and any other rights that are owned by that Target Fund and any deferred or prepaid expenses shown as an asset on the books of that Target Fund on the Closing Date.

Each Target Fund has provided the corresponding Acquiring Fund with its most recent unaudited statement of investments, statement of assets and liabilities, statement of operations and statement of changes in net assets, which contain a list of all of that Target Fund’s assets. Each Target Fund hereby represents that as of the date of the execution of this Agreement there have been no material changes in its financial position as reflected in said financial statements, other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

1.3  LIABILITIES TO BE ASSUMED. Each Target Fund will, to the extent permissible and consistent with its own investment objectives and policies, endeavor in good faith to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund shall assume all of the corresponding Target Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4  LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is reasonably practicable, (a) each Target Fund will liquidate and distribute pro rata to its shareholders (the “Target Fund Shareholders”) of record, determined as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), the Acquiring Fund Shares received by that Target Fund pursuant to paragraph 1.1; and (b) each Target Fund will thereupon proceed to liquidation as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the corresponding Acquiring Fund in the names of the Target Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of each Target Fund will simultaneously be canceled on the books of that Target Fund. The Acquiring Funds shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5  OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Funds’ transfer agent. Shares of the Acquiring Funds will be issued in the manner described in the Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”), relating to the Acquiring Fund Shares, which shall include an information statement of each Target Fund and the prospectus of each Acquiring Fund relating to the transactions contemplated by this Agreement (the “Information Statement/Prospectus”). The Information Statement/Prospectus will have been distributed to shareholders of record of each Target Fund as of the record date (such date being set forth in the Information Statement/Prospectus).

1.6  TRANSFER TAXES. It is the parties’ understanding that no transfer taxes will apply to the issuance of shares and transfers of shares and assets in accordance with this Agreement.

1.7  REPORTING RESPONSIBILITY. Any regulatory reporting responsibility of the Target Funds is and shall remain the responsibility of the Target Funds up to and including the Closing Date and such later date on which the Target Funds are liquidated.

1.8  LIQUIDATION. The Trust shall take all necessary and appropriate steps under applicable law to make all distributions pursuant to paragraph 1.4 and liquidate the Target Funds as promptly as possible following the Closing Date.

ARTICLE II

VALUATION

2.1  VALUATION OF ASSETS. The value of each Target Fund’s assets and each Acquiring Fund’s assets shall be the value of such assets computed as of the close of business on the Valuation Date (as defined in paragraph 1.4), using the valuation procedures of Dupree, which have been approved by the Trust’s Board of Trustees and are described in the Target Funds’ then current prospectuses and statements of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

2.2  SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the corresponding Target Fund’s assets shall have an aggregate net asset value equal to the value of the net assets of the corresponding Target Fund on the Valuation Date, determined as provided in this Article II.

ARTICLE III

CLOSING AND CLOSING DATE

3.1  CLOSING DATE. The parties shall make respective best efforts to close the Reorganization (the “Closing”) on or about May 16, 2025 (the “Closing Date”), unless the parties agree in writing otherwise. All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided herein. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2  EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Funds or the Target Funds shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Funds or the Target Funds is impracticable as mutually determined by the parties, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored and the Closing Date shall be postponed until the second such business day.

3.3  TRANSFER AGENT’S CERTIFICATE. The Target Funds’ Transfer Agent shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder of record immediately prior to the Closing. Each Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the corresponding Target Fund that such Acquiring Fund Shares have been credited to the corresponding Target Fund’s account on the books of such Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

3.4  CUSTODIAN’S CERTIFICATE. The Target Funds’ Custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Target Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the corresponding Acquiring Fund as of the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by each Target Fund.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1  REPRESENTATIONS OF THE TARGET FUNDS. The Trust, on behalf of each Target Fund, represents and warrants to the corresponding Acquiring Fund as follows:

(a)  Each Target Fund is a separate investment series of the Trust, a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Kentucky.

(b)  Each Target Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)  The current prospectuses and statements of additional information of the Target Funds, as they may be amended or supplemented through the date of this Agreement, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, as well as the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)  The Target Funds are not, and the execution, delivery, and performance of this Agreement will not, result in violation of any provision of the Trust’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) or the Trust’s By-Laws (“By-Laws”) or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Funds are a party or by which the Trust is bound.

(e)  Each Target Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date or as a result of the Closing of the Reorganization, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f)  Except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against any Target Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Target Funds to carry out the transactions contemplated by this Agreement. The Target Funds know of no facts that might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated.

(g)  At the Closing Date, all audited financial statements of the Target Funds at June 30, 2024, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Target Funds as of such date, and there are no known contingent liabilities of the Target Funds as of such date not disclosed therein.

(h)  Since June 30, 2024, there has not been any material adverse change in the Target Funds’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Target Funds of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the corresponding Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of any Target Fund shall not constitute a material adverse change.

(i)  At the Closing Date, all federal and other tax returns and reports of the Target Funds required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. All of the Target Funds’ tax liabilities have been adequately provided for on its books. To the best of the Target Funds’ knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)  For each taxable year of its operation ended on or before the date of this Agreement, the Target Funds have met the requirements of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification and treatment as a regulated investment company, and each Target Fund has distributed in each such year such amounts as are required to avoid any entity-level federal income and excise tax. The Target Funds will continue to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for the Trust’s current taxable year.

(k)  All issued and outstanding shares of each Target Fund are, and at the Closing Date will be, legally issued and outstanding, fully paid and non-assessable by such Target Fund. All of the issued and outstanding shares of the Target Funds will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Target Funds do not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Target Fund Shares, nor is there outstanding any security convertible into any of the Target Fund Shares.

(l)  At the Closing Date, each Target Fund or its nominee will have good and marketable title to its assets to be transferred to the corresponding Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the corresponding Acquiring Fund.

(m)  The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of each Target Fund. This Agreement constitutes a valid and binding obligation of such Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)  The information furnished by the Target Funds for use in registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o)  From the effective date of the Registration Statement and on the Closing Date, any written information furnished by the Target Funds with respect to the Target Funds for use in the Information Statement/Prospectus, the Registration Statement or any other materials provided in connection with the Reorganization, does not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(p)  The Target Funds’ investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Target Funds’ prospectuses, except as previously disclosed in writing to the Acquiring Funds.

4.2  REPRESENTATIONS OF THE ACQUIRING FUNDS. The Trust, on behalf of each Acquiring Fund, represents and warrants to the corresponding Target Fund as follows:

(a)  Each Acquiring Fund is a separate investment series of the Trust, a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Kentucky.

(b)  Each Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and the Trust’s registration with the Commission as an investment company under the 1940 Act, is in full force and effect.

(c)  The prospectuses and statements of additional information, as of the Closing Date, of the Acquiring Funds will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, as well as the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)  The Acquiring Funds are not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of the Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Funds are a party or by which the Trust is bound.

(e)  The Acquiring Funds have no material contracts or other commitments (other than this Agreement) that will be terminated with liability to them prior to the Closing Date or as a result of the Closing of the Reorganization, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f)  Except as otherwise disclosed in writing to and accepted by the corresponding Target Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Trust or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Funds to carry out the transactions contemplated by this Agreement. The Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g)  At the Closing Date, all federal and other tax returns and reports of the Acquiring Funds required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Funds’ knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(h)  For each taxable year of its operation ended on or before the date of this Agreement, the Acquiring Funds have met the requirements of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification and treatment as a regulated investment company, and each Acquiring Fund has distributed in each such year such amounts as are required to avoid any entity-level federal income and excise tax. The Acquiring Funds will continue to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for the Trust’s current taxable year.

(i)  All issued and outstanding shares of each Acquiring Fund are, and at the Closing Date will be, legally issued and outstanding, fully paid, and non-assessable by such Acquiring Fund. The Acquiring Funds do not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(j)  The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust, and this Agreement constitutes a valid and binding obligation of the Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(k)  The Acquiring Fund Shares issued and to be delivered to the corresponding Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement have been duly authorized and are legally issued and outstanding, fully paid and non-assessable.

(l)  The information furnished by the Acquiring Funds for use in registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(m)  From the effective date of the Registration Statement and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Information Statement/Prospectus, the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(n)  The Acquiring Funds agree to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS

5.1  OPERATION IN ORDINARY COURSE. Each Target Fund and Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include distribution of customary dividends, distributions, and redemptions.

5.2  INVESTMENT REPRESENTATION. Each Target Fund covenants that the Acquiring Fund Shares are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.3  ADDITIONAL INFORMATION. Each Target Fund will assist the corresponding Acquiring Fund in obtaining such information as the corresponding Acquiring Fund reasonably requests concerning the beneficial ownership of the shares of each Target Fund as of the Closing Date.

5.4  FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Funds and the Target Funds will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement and to preserve the tax-free reorganization status of the transactions for federal income tax purposes, including any actions required to be taken after the Closing Date.

5.5  PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Trust will prepare and file with the Commission a Registration Statement relating to the Reorganization. The Registration Statement shall be in material compliance with the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act, and the rules thereunder. Each Target Fund will provide its respective Acquiring Fund with the materials and information necessary to prepare the Information Statement/Prospectus for inclusion in the Registration Statement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of each Target Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1  All representations and warranties of each of the Acquiring Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and each Acquiring Fund shall have delivered to the corresponding Target Fund a certificate executed in its name by the Trust’s President, in form and substance reasonably satisfactory to the corresponding Target Fund and dated as of the Closing Date, to such effect.

6.2  With respect to the Acquiring Funds, the Trust shall have received on the Closing Date an opinion from Thompson Hine LLP, counsel to the Trust and the Acquiring Funds, dated as of the Closing Date, in a form reasonably satisfactory to the corresponding Target Fund, substantially to the effect that:

(a)  Each of the Acquiring Funds is a series of the Trust, a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Kentucky, and to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business, as such business is described in the Registration Statement.

(b)  Each of the Acquiring Funds is a series of a Kentucky business trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)  This Agreement has been duly authorized, executed, and delivered by the Trust on behalf of the Acquiring Funds, and, assuming due authorization, execution and delivery of this Agreement by the corresponding Target Funds, is a valid and binding obligation of the Acquiring Funds enforceable against the Acquiring Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)  Assuming that a consideration of not less than the net asset value of the Acquiring Fund Shares has been paid, the Acquiring Fund Shares issued and to be delivered to the corresponding Target Fund on behalf of the Target Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of any Acquiring Fund has any preemptive rights in respect thereof pursuant to statute, or the Declaration of Trust or By-Laws.

(e)  The Registration Statement has been declared effective by the Commission and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Kentucky is required for consummation by the Trust and the Acquiring Funds of the transactions contemplated herein, except as such have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, as well as may be required under state securities laws (no opinion being required with respect to such state securities laws).

(f)  The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Declaration of Trust or By-Laws, or to the knowledge of its counsel, without having made any investigation, result in the acceleration of any obligation or the imposition of any penalty in the nature of liquidated damages or otherwise under any judgment, or decree to which the Trust or any Acquiring Fund is a party or by which it is bound.

(g)  Only insofar as they relate to an Acquiring Fund, the descriptions in the Information Statement/Prospectus of statutes, legal and governmental proceedings, and material contracts, if any, are accurate and fairly present in all material respects the information required to be shown in the Information Statement/Prospectus.

(h)  In the ordinary course of such counsel’s representation of the Trust, and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Funds, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

(i)  In the ordinary course of such counsel’s representation of the Trust, and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to Trust or any of its properties or assets and the Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein and are reasonably satisfactory to counsel for the Target Funds. In addition, in rendering the above opinion, Thompson Hine LLP may rely on the opinion of local counsel.

6.3  As of the Closing Date of the Reorganization of the corresponding Target Funds, there shall have been no material change in the investment objective, policies and restrictions nor any material adverse change in the investment management fees, other fees payable for services provided to the Acquiring Funds, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds as reflected in the current prospectuses and statements of additional information from those fee amounts, undertakings and sales load amounts of the Acquiring Funds described in the Information Statement/Prospectus.

6.4  Each Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of its corresponding Target Fund’s current and former trustees and officers, acting in their capacities as such, shall survive the Reorganization as obligations of such Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against such Acquiring Fund, its successors or assigns.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

The obligations of each Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Target Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1  All representations and warranties of the Target Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Target Fund shall have delivered to the corresponding Acquiring Funds on the Closing Date a certificate executed in its name by the Trust’s President, in form and substance reasonably satisfactory to the corresponding Acquiring Fund and dated as of the Closing Date, to such effect.

7.2  The Target Funds shall have delivered to the corresponding Acquiring Fund a statement of the Target Funds’ assets and liabilities, together with a list of the Target Funds’ portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date and also as of five days prior to the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

7.3  With respect to the Target Funds, the Trust shall have received on the Closing Date an opinion of Thompson Hine LLP, counsel to the Trust and the Target Funds, dated as of the Closing Date, in a form reasonably satisfactory to the corresponding Acquiring Fund, to the effect that:

(a)  Each of the Target Funds is a series of the Trust, a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Kentucky, and to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b)  Each of the Target Funds is a series of a Kentucky business trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)  This Agreement has been duly authorized, executed and delivered by the Trust on behalf of the Target Funds and, assuming due authorization, execution, and delivery of this Agreement by the corresponding Acquiring Funds, is a valid and binding obligation of each of the Target Funds enforceable against such Target Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)  Assuming that a consideration therefore of not less than the net asset value of the Target Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of the Target Funds’ registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Target Funds are legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Target Funds has any preemptive rights in respect thereof pursuant to statute or the Declaration of Trust or By-Laws.

(e)  The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Declaration of Trust or By-Laws, or, to the knowledge of such counsel, without having made any investigation, result in the acceleration of any obligation or the imposition of any penalty in the nature of liquidated damages or otherwise, under any agreement, judgment, or decree to which the Trust or any Target Fund is a party or by which it is bound.

(f)  Only insofar as they relate to the Target Funds, the descriptions in the Information Statement/Prospectus of statutes, legal and governmental proceedings, and material contracts, if any, are accurate and fairly present in all material respects the information required to be shown in the Information Statement/Prospectus.

(g)  To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Trust and the Target Funds of the transaction contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws.

(h)  In the ordinary course of such counsel’s representation of the Trust, and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Target Funds, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

(i)  In the ordinary course of such counsel’s representation of the Trust, and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or any of its properties or assets and the Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein and are reasonably satisfactory to counsel for the Acquiring Funds.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF

THE ACQUIRING FUNDS AND THE TARGET FUNDS TO CLOSE

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Target Funds or the Acquiring Funds, as the case may be, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1  On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2  All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no action” positions of and exemptive orders from such federal and state authorities) to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Target Fund, provided that either party hereto may for itself waive any of such conditions.

8.3  The Registration Statement is effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act. In addition, the registration statement on Form N-1A for the Trust shall be effective and no stop orders suspending the effectiveness shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.4  The Trust, on behalf of and with respect to each Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.5  The parties shall have received a favorable legal opinion from Thompson Hine LLP addressed to the Trust and the Board of Trustees substantially to the effect that, for federal income tax purposes with respect to each Target Fund and the corresponding Acquiring Fund:

(a)  The transfer of all of the Target Fund’s assets in exchange for the Acquiring Fund Shares and the assumption by the corresponding Acquiring Fund of the liabilities of the Target Fund followed by the distribution of the Acquiring Fund Shares to the Target Fund Shareholders in dissolution and liquidation of such Target Fund should constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and Target Fund should each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)  Under Section 1032(a) of the Code, no gain or loss should be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund.

(c)  Under Section 361 of the Code, no gain or loss should be recognized by the Target Fund upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund or upon the distribution of the Acquiring Fund Shares to Target Fund Shareholders in exchange for their shares of the Target Fund in complete liquidation of the Target Fund.

(d)  Under Section 354(a)(1) of the Code, no gain or loss should be recognized by Target Fund Shareholders upon the exchange of their shares of the Target Fund for the Acquiring Fund Shares in complete liquidation of the Target Fund pursuant to the Reorganization.

(e)  Under Section 358(a)(1) of the Code, the aggregate adjusted tax basis of the Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization should be the same as the aggregate adjusted tax basis of the Target Fund Shares held by such Shareholder immediately prior to the Reorganization.

(f)  Under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by each Target Fund Shareholder in the Reorganization should include the period during which the Target Fund Shares exchanged therefor were held by such Shareholder (provided the Target Fund Shares were held as capital assets on the date of the Reorganization).

(g)  Under Section 362(b) of the Code, the adjusted tax basis of the Target Fund assets acquired by the corresponding Acquiring Fund should be the same as the adjusted tax basis of such assets to the Target Fund immediately prior to the Reorganization.

(h)  Under Section 1223(2) of the Code, the holding period of the assets of the Target Fund in the hands of the Acquiring Fund should include the period during which those assets were held by the Target Fund (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

(i)  The Acquiring Fund should succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein and are reasonably satisfactory to counsel for the Acquiring Funds and the Target Funds. Further, such opinion may state that no opinion is expressed regarding the following: (i) whether either the Target Fund or the Acquiring Fund qualifies or will qualify as a regulated investment company; (ii) the federal income tax consequences of the payment of reorganization expenses by Dupree, except in relation to the qualification of the transfer of each Target Fund’s assets to its respective Acquiring Fund as a reorganization under Section 368(a)(1); (iii) the effect of the Reorganization on any Target Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting (including under Section 1256 of the Code); (iv) the effect of the Reorganization on any shareholder of any Target Fund that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (v) whether accrued market discount on any market discount bonds held by any Target Fund, if any, will be required to be recognized as ordinary income under Section 1276 as a result of the Reorganization; (vi) whether any gain or loss will be required to be recognized with respect to any asset that constitutes stock in a passive foreign investment company (within the meaning of Section 1297(a) of the Code); (vii) whether any federal income tax will be imposed or required to be withheld under the Foreign Investment in Real Property Tax Act of 1980 with respect to any Target Fund shareholder that is a foreign person; and (viii) any state, local or foreign tax consequences of the Reorganization. Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Target Funds may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

9.1  Dupree agrees that it will bear all costs and expenses of the Reorganization and transactions contemplated thereby; provided, however that the Acquiring Funds and the Target Funds will each pay any brokerage commissions, dealer mark-ups and similar expenses that they may incur in connection with the purchase or sale of portfolio securities. Any transfer taxes payable upon issuance of Acquiring Fund shares in a name other than the registered holder of the corresponding Target Fund shares on the books of the applicable Target Fund shall be paid by the person to whom the Acquiring Fund Shares are to be issued and transferred. Notwithstanding the foregoing, any other transfer taxes payable upon the issuance of the Acquiring Fund shares shall be paid by Dupree. All costs and expenses borne by Dupree hereunder shall be solely and directly related to the Reorganization contemplated by this Agreement, in accordance with the principles set forth in Revenue Ruling 73-54, 1973-1 C.B. 187. Notwithstanding any other provision of this Agreement, costs and expenses of the Reorganization will be borne by the party directly incurring such expenses if and to the extent that the payment by another person of such costs and expenses would result in the disqualification of such party as a regulated investment company within the meaning of Sections 851 and 852 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization under Section 368(a)(1) of the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1  Each Acquiring Fund and each Target Fund agrees that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2  The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.2, 1.3, 1.4, 4.1 (n), 4.2(l), and Articles IX and X.

ARTICLE XI

TERMINATION

11.1  This Agreement may be terminated with respect to the Acquiring Funds and the Target Funds by the Trust at or prior to the Closing Date because:

(a)  of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 10 days after written notice thereof is delivered to the breaching party; or

(b)  a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

(c)  a determination by the Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of a party, and to give notice to the other party thereto.

11.2  In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Trust, or its Board or officers, to the other party, including without limitation consequential damages, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1  This Agreement may be amended, modified, or supplemented in such manner as may be agreed upon in writing by the authorized officers of the Trust. Any amendment to paragraph 9.1 shall require the written authorization of Dupree.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Kentucky, without giving effect to the conflicts of laws provisions thereof.

13.4  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5  With respect to the Trust, the names used herein refer to the Trust and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents of the Trust filed in Kentucky, which are hereby referred to and are also on file at the principal offices of the Trust. The obligations of the Trust entered into in the name or on behalf thereof by any of its Trustees, representatives or agents of the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the trust property, and all persons dealing with the Target Funds and Acquiring Funds must look solely to the trust property.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

DUPREE MUTUAL FUNDS ON BEHALF OF THE ACQUIRING FUNDS

By:	/s/ Allen E. Grimes, III

Name:	Allen E. Grimes, III
Title:	Trustee, President

DUPREE MUTUAL FUNDS ON BEHALF OF THE TARGET FUNDS

By:	/s/ Allen E. Grimes, III

Name:	Allen E. Grimes, III
Title:	Trustee, President

DUPREE & COMPANY, INC. SOLELY WITH RESPECT TO PARAGRAPH 9.1

By:	/s/ Allen E. Grimes, III

Name:	Allen E. Grimes, III
Title:	President

APPENDIX A

Target Fund (each a series of Dupree Mutual Funds)	Acquiring Fund (each a series of Dupree Mutual Funds)
Kentucky Tax-Free Short-to-Medium Series	Kentucky Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series	Tennessee Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series	North Carolina Tax-Free Income Series

EXHIBIT B

The financial highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information for the period ended December 31, 2024 is unaudited. The information for the fiscal years ended June 30, 2024, 2023, 2022 and 2021 has been audited by Cohen & Company, Ltd., and by another independent registered public accounting firm for the year 2020. The most recent report, along with each Fund’s financial statements, is included in the Funds’ annual report to shareholders and is available upon request.

Kentucky Tax Free Income Series

Selected data for a share outstanding:	Six Months Ended		For the years ended June 30,
	12/31/2024		2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.20		$7.18	$7.20	$8.02	$7.86	$7.83

Income from investment operations:
Net investment income	0.10		0.19	0.19	0.18	0.20	0.21
Net gains/(losses) on investments (c)	(0.03)		0.02	(0.02)	(0.82)	0.16	0.03

Total from investment operations	0.07		0.21	0.17	(0.64)	0.36	0.24
Less distributions:
Distributions from net investment income	(0.10)		(0.19)	(0.19)	(0.18)	(0.20)	(0.21)
Distributions from capital gains	0.00		0.00	0.00	0.00 (b)	0.00 (b)	0.00

Total distributions	(0.10)		(0.19)	(0.19)	(0.18)	(0.20)	(0.21)

Net asset value, end of period	$7.17		$7.20	$7.18	$7.20	$8.02	$7.86

Total return	1.00%	(d)	3.03%	2.35%	(8.11)%	4.63%	3.08%
Net assets, end of year (in thousands)	$718,914		$736,956	$798,821	$860,282	$1,008,379	$973,889
Ratio of net expenses to average net assets (a)	0.62%	(e)	0.62%	0.60%	0.56%	0.56%	0.56%
Ratio of gross expenses to average net assets	0.62%	(e)	0.62%	0.60%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	2.82%	(e)	2.70%	2.59%	2.31%	2.46%	2.66%
Portfolio turnover	9.98%	(d)	14.50%	10.67%	14.39%	5.92%	4.59%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)

Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)	Not Annualized
(e)	Annualized

Kentucky Tax-Free Short-to-Medium Series

Selected data for a share outstanding:	Six Months Ended		For the years ended June 30,
	12/31/2024		2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.09		$5.10	$5.13	$5.42	$5.41	$5.36

Income from investment operations:
Net investment income	0.05		0.10	0.09	0.08	0.09	0.09
Net gains/(losses) on investments (b)	0.03		(0.01)	(0.03)	(0.29)	0.01	0.05

Total from investment operations	0.08		0.09	0.06	(0.21)	0.10	0.14
Less distributions:
Distributions from net investment income	(0.05)		(0.10)	(0.09)	(0.08)	(0.09)	(0.09)

Net asset value, end of period	$5.12		$5.09	$5.10	$5.13	$5.42	$5.41

Total return	1.66%	(c)	1.83%	1.14%	(3.85)%	1.86%	2.66%
Net assets, end of period (in thousands)	$30,789		$31,677	$37,098	$42,966	$45,089	$47,389
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.81%	(d)	0.81%	0.79%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets	2.12%	(d)	2.00%	1.72%	1.57%	1.66%	1.70%
Portfolio turnover	11.51%	(c)	24.89%	16.52%	13.09%	10.00%	2.75%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)

Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Not Annualized
(d)	Annualized

North Carolina Tax-Free Income Series

Selected data for a share outstanding:	Six Months Ended		For the years ended June 30,
	12/31/2024		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.74		$10.70	$10.74	$12.05	$11.93	$11.68

Income from investment operations:
Net investment income	0.14		0.26	0.25	0.24	0.25	0.27
Net gains/(losses) on investments (b)	(0.07)		0.04	(0.04)	(1.31)	0.12	0.25

Total from investment operations	0.07		0.30	0.21	(1.07)	0.37	0.52
Less distributions:
Distributions from net investment income	(0.14)		(0.26)	(0.25)	(0.24)	(0.25)	(0.27)

Net asset value, end of period	$10.67		$10.74	$10.70	$10.74	$12.05	$11.93

Total return	0.69%	(c)	2.89%	2.00%	(9.01)%	3.12%	4.48%
Net assets, end of period (in thousands)	$108,169		$115,374	$120,062	$134,429	$163,069	$161,366
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.68%	0.68%	0.69%
Ratio of gross expenses to average net assets	0.74%	(d)	0.76%	0.75%	0.68%	0.68%	0.69%
Ratio of net investment income to average net assets	2.69%	(d)	2.47%	2.34%	2.05%	2.07%	2.27%
Portfolio turnover	12.60%	(c)	11.99%	3.74%	6.57%	7.79%	9.88%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)

Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Not Annualized
(d)	Annualized

North Carolina Tax-Free Short-to-Medium Series

Selected data for a share outstanding:	Six Months Ended		For the years ended June 30,
	12/31/2024		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.33		$10.35	$10.48	$11.17	$11.20	$11.02

Income from investment operations:
Net investment income	0.10		0.20	0.18	0.17	0.18	0.17
Net gains/(losses) on investments (c)	0.05		(0.02)	(0.13)	(0.69)	(0.03)	0.18

Total from investment operations	0.15		0.18	0.05	(0.52)	0.15	0.35
Less distributions:
Distributions from net investment income	(0.10)		(0.20)	(0.18)	(0.17)	(0.18)	(0.17)
Distributions from capital gains	0.00		0.00	0.00	0.00 (b)	0.00 (b)	0.00

Net asset value, end of period	$10.38		$10.33	$10.35	$10.48	$11.17	$11.20

Total return	1.46%	(d)	1.71%	0.48%	(4.72)%	1.32%	3.24%
Net assets, end of period (in thousands)	$8,861		$9,017	$11,198	$13,509	$13,240	$12,977
Ratio of net expenses to average net assets (a)	0.70%	(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.98%	(e)	0.97%	0.97%	0.92%	0.95%	0.91%
Ratio of net investment income to average net assets	1.92%	(e)	1.89%	1.72%	1.54%	1.56%	1.56%
Portfolio turnover	1.19%	(d)	0.00%	17.46%	13.13%	1.94%	9.59%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)

Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)	Not Annualized
(e)	Annualized

Tennessee Tax-Free Income Series

Selected data for a share outstanding:	Six Months Ended		For the years ended June 30,
	12/31/2024		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.59		$10.57	$10.65	$11.71	$11.66	$11.51

Income from investment operations:
Net investment income	0.15		0.27	0.27	0.26	0.27	0.28
Net gains/(losses) on investments (b)	(0.09)		0.02	(0.08)	(1.06)	0.05	0.15

Total from investment operations	0.06		0.29	0.19	(0.80)	0.32	0.43
Less distributions:
Distributions from net investment income	(0.15)		(0.27)	(0.27)	(0.26)	(0.27)	(0.28)

Net asset value, end of period	$10.50		$10.59	$10.57	$10.65	$11.71	$11.66

Total return	0.54%	(c)	2.82%	1.78%	(6.92)%	2.84%	3.77%
Net assets, end of period (in thousands)	$51,302		$53,592	$63,497	$73,609	$86,147	$95,680
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.78%	(d)	0.80%	0.78%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.78%	(d)	2.59%	2.51%	2.31%	2.35%	2.42%
Portfolio turnover	19.44%	(c)	21.15%	9.10%	11.61%	2.75%	3.46%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)

Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Not Annualized
(d)	Annualized

Tennessee Tax-Free Short-to-Medium Series

Selected data for a share outstanding:	Six Months Ended		For the years ended June 30,
	12/31/2024		2024		2023	2022	2021	2020
Net asset value, beginning of period	$10.22		$10.22		$10.35	$10.94	$11.02	$10.82

Income from investment operations:
Net investment income	0.10		0.18		0.16	0.17	0.17	0.17
Net gains/(losses) on investments (b)	0.04		0.00	(c)	(0.13)	(0.59)	(0.08)	0.20

Total from investment operations	0.14		0.18		0.03	(0.42)	0.09	0.37
Less distributions:
Distributions from net investment income	(0.10)		(0.18)		(0.16)	(0.17)	(0.17)	(0.17)

Net asset value, end of period	$10.26		$10.22		$10.22	$10.35	$10.94	$11.02

Total return	1.34%	(d)	1.81%		0.34%	(3.89)%	0.81%	3.49%
Net assets, end of period (in thousands)	$2,571		$2,832		$3,677	$4,493	$5,922	$6,600
Ratio of net expenses to average net assets (a)	0.70%	(e)	0.70%		0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.41%	(e)	1.32%		1.41%	1.19%	1.12%	1.14%
Ratio of net investment income to average net assets	1.88%	(e)	1.79%		1.60%	1.57%	1.54%	1.60%
Portfolio turnover	8.02%	(d)	12.62%		7.43%	0.00%	5.75%	4.55%

(a)

Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.

(b)

Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Not Annualized
(e)	Annualized

STATEMENT OF ADDITIONAL INFORMATION

April 25, 2025

RELATING TO THE REORGANIZATION OF

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

WITH AND INTO KENTUCKY TAX-FREE INCOME SERIES,

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

WITH AND INTO TENNESSEE TAX-FREE INCOME SERIES, AND

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

WITH AND INTO NORTH CAROLINA TAX-FREE INCOME SERIES

EACH A SERIES OF DUPREE MUTUAL FUNDS

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(859) 254-7741

(800) 866-0614

This Statement of Additional Information is not a prospectus but should be read in conjunction with the combined Prospectus/Information Statement dated April 25, 2025 (the “Combined Prospectus/Information Statement”) for the Acquiring Funds and the Target Funds, each a series of Dupree Mutual Funds (the “Trust”). Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to the Trust at P.O. Box 1149, Lexington, KY 40588-1149 or by calling (859) 254-7741 or (800) 866-0614. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.

This Statement of Additional Information contains information that may be of interest to shareholders of the Target Funds relating to the Reorganization, but that is not included in the Combined Prospectus/Information Statement. As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of substantially all of the assets, and the assumption of the liabilities, of each Target Fund in exchange for shares of the corresponding Acquiring Fund. The Target Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

The Funds will furnish, without charge, a copy of their most recent Annual Report. Requests should be directed to the Funds at P.O. Box 1149, Lexington, KY 40588-1149, by calling (859) 254-7741 or toll free (800) 866-0614, or by e-mailing a request to info@dupree-funds.com or by calling the Trust at (859) 254-7741 or toll free (800) 866-0614.

1

ADDITIONAL INFORMATION ABOUT THE FUNDS	2
SUPPLEMENTAL FINANCIAL INFORMATION	2

ADDITIONAL INFORMATION ABOUT THE FUNDS

Further information about each of the Acquiring Funds and the Target Funds, each a separate series of the Trust, is contained in and incorporated by reference to the Statement of Additional Information dated November 1, 2024, as it may be amended and/or supplemented from time to time. The unaudited Financial Statements and Additional Information for the semi-annual period ended December 31, 2024, are incorporated in this Statement of Additional Information by reference. Management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Funds are contained in the Funds’ Annual Financial Statements and Additional Information for the fiscal year ended June 30, 2024 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Form N-CSRs are incorporated by reference in this Statement of Additional Information.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of each Target Fund and its corresponding Acquiring Fund, and the fees and expenses of each Combined Fund on a pro forma basis after giving effect to the Reorganization, is included in the “Summary — Fees and Expenses” section of the Information Statement/Prospectus.

The Reorganization will not result in a material change to any of the Acquired Fund’s investment portfolios due to the investment restrictions of the Acquiring Funds. As a result, schedules of investments of the Acquired Funds modified to show the effects of the Reorganization are not required and are not included. Notwithstanding the foregoing, changes may be made to a Target Fund’s portfolio in advance of its Reorganization as described in the Information Statement/Prospectus.

Each Acquiring Fund will be the accounting survivor of the Reorganization of its corresponding Target Fund. There are no material differences in accounting policies of the Acquiring Funds as compared to those of the Target Funds.

2